American Funds® Multi-Sector Income Fund
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 96.00% Corporate bonds, notes & loans 66.61% Financials 12.18%	Principal amount (000)	Value (000)
AG Issuer, LLC 6.25% 3/1/2028[1]	USD10,034	$9,876
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	17,168	17,617
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	10,020	9,678
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	18,313	18,261
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	11,640	11,262
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	2,430	2,439
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	6,690	6,576
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	20,745	20,862
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[2]	EUR100	114
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[2]	6,435	7,692
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[2]	2,605	2,975
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[2]	2,946	3,239
American International Group, Inc. 5.125% 3/27/2033	USD8,927	8,945
AmWINS Group, Inc. 6.375% 2/15/2029[1]	10,765	10,854
AmWINS Group, Inc. 4.875% 6/30/2029[1]	19,955	18,828
Aon Corp. 5.35% 2/28/2033	5,932	6,034
Aon North America, Inc. 5.15% 3/1/2029	1,450	1,476
Aon North America, Inc. 5.30% 3/1/2031	1,075	1,100
Aon North America, Inc. 5.45% 3/1/2034	14,570	14,841
Aon North America, Inc. 5.75% 3/1/2054	2,275	2,245
Ardonagh Finco, Ltd. 7.75% 2/15/2031[1]	4,795	4,888
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032[1]	18,455	18,808
Aretec Group, Inc. 7.50% 4/1/2029[1]	21,555	21,188
Aretec Group, Inc. 10.00% 8/15/2030[1]	6,360	6,836
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,995	4,024
Arthur J. Gallagher & Co. 5.00% 2/15/2032	13,799	13,807
Arthur J. Gallagher & Co. 5.15% 2/15/2035	13,730	13,618
Arthur J. Gallagher & Co. 5.55% 2/15/2055	11,655	11,192
AssuredPartners, Inc. 5.625% 1/15/2029[1]	5,588	5,580
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.825% 2/14/2031[3,4]	5,467	5,479
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	200	199
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	3,291	3,051
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]	3,485	3,078
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]	9,680	9,759
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030)[2]	8,986	9,112
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	7,639	6,572
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[2]	3,380	3,397
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	597	623
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[2]	12,948	13,182
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[2]	2,000	1,958
American Funds Multi-Sector Income Fund — Page 1 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[2]	USD2,560	$2,549
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	3,930	3,973
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[2]	7,925	8,035
BBVA Bancomer, SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	6,001	5,781
BBVA Bancomer, SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030)[1,2]	1,704	1,725
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]	1,362	1,424
BlackRock Funding, Inc. 5.00% 3/14/2034	9,680	9,782
BlackRock Funding, Inc. 5.25% 3/14/2054	15,686	15,142
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]	23,659	24,372
Block, Inc. 2.75% 6/1/2026	4,940	4,795
Block, Inc. 3.50% 6/1/2031	2,248	1,978
Block, Inc. 6.50% 5/15/2032[1]	21,780	22,027
Blue Owl Credit Income Corp. 4.70% 2/8/2027	7,711	7,618
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	18,440	19,209
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	19,360	19,518
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[1,2]	23,299	24,107
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	4,064	4,170
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	6,703	7,284
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	5,517	5,704
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	4,603	4,681
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	19,743	20,172
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	16,045	16,775
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	41,494	42,387
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	4,166	4,353
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	1,700	1,493
Chubb INA Holdings, LLC 5.00% 3/15/2034	34,994	35,047
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035)[2]	17,653	17,596
Coinbase Global, Inc. 3.375% 10/1/2028[1]	18,152	16,400
Coinbase Global, Inc. 3.625% 10/1/2031[1]	17,730	15,017
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	21,500	20,300
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	11,235	10,072
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	7,142	7,576
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[2]	16,045	15,650
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[2]	EUR792	871
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[2]	27,351	31,305
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[2]	USD560	559
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029[1]	11,195	11,378
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032[1]	16,410	16,048
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	10,522	10,857
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[2]	8,091	8,043
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	2,684	2,274
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[2]	23,775	23,668
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[2]	12,945	12,592
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[2]	38,986	39,545
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	1,443	1,020
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]	686	520
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[1,2]	2,000	1,915
Hightower Holding, LLC 6.75% 4/15/2029[1]	11,725	11,379
Hightower Holding, LLC 9.125% 1/31/2030[1]	4,250	4,377
American Funds Multi-Sector Income Fund — Page 2 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Howden UK Refinance PLC 7.25% 2/15/2031[1]	USD23,415	$23,657
Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	5,255	5,315
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[2]	8,965	9,859
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[2]	33,393	33,283
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	6,580	7,017
HUB International, Ltd. 5.625% 12/1/2029[1]	8,454	8,186
HUB International, Ltd. 7.25% 6/15/2030[1]	28,136	28,999
HUB International, Ltd. 7.375% 1/31/2032[1]	11,650	11,869
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.043% 6/20/2030[3,4]	3,929	3,916
IIFL Finance, Ltd. 8.75% 7/24/2028[1]	19,295	19,330
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	17,080	15,795
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[2]	5,180	5,030
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	15,141	15,620
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	19,629	19,810
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[2]	16,854	16,747
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[2]	1,695	1,722
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	30,535	31,750
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[2]	35,030	35,186
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[2]	10,497	10,276
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[2]	8,316	8,498
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	28,165	27,327
Korea Exchange Bank 3.25% 3/30/2027[1]	4,110	4,027
Korea Exchange Bank 3.25% 3/30/2027	3,890	3,812
LPL Holdings, Inc. 4.00% 3/15/2029[1]	12,895	12,356
LPL Holdings, Inc. 4.375% 5/15/2031[1]	5,755	5,482
Manappuram Finance, Ltd. 7.375% 5/12/2028	16,560	16,682
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,765	1,769
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	2,830	2,841
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	39,165	38,773
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	2,130	2,083
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	24,615	23,784
Mastercard, Inc. 4.95% 3/15/2032	4,910	4,997
Mastercard, Inc. 4.875% 5/9/2034	5,454	5,470
Mastercard, Inc. 4.55% 1/15/2035	16,021	15,620
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]	4,564	4,627
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[2]	2,124	2,242
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[2]	16,384	16,256
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[2]	1,720	1,748
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	22,675	22,947
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[2]	30,979	30,995
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[2]	11,820	12,076
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[2]	6,211	6,273
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[2]	15,711	15,359
Navient Corp. 5.00% 3/15/2027	8,925	8,741
Navient Corp. 4.875% 3/15/2028	5,025	4,798
Navient Corp. 5.50% 3/15/2029	8,225	7,793
Navient Corp. 9.375% 7/25/2030	8,647	9,221
Navient Corp. 11.50% 3/15/2031	7,335	8,200
Navient Corp. 5.625% 8/1/2033	30,120	25,982
OneMain Finance Corp. 7.125% 3/15/2026	1,385	1,406
OneMain Finance Corp. 9.00% 1/15/2029	3,700	3,886
American Funds Multi-Sector Income Fund — Page 3 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
OneMain Finance Corp. 7.50% 5/15/2031	USD26,590	$27,078
OneMain Finance Corp. 7.125% 11/15/2031	13,410	13,501
Opal Bidco SAS 6.50% 3/31/2032[1]	8,015	8,015
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	6,941	7,077
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.825% 8/17/2028[3,4]	6,191	6,152
Owl Rock Capital Corp. 3.75% 7/22/2025	3,903	3,886
Oxford Finance, LLC 6.375% 2/1/2027[1]	4,690	4,649
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[2]	EUR2,970	3,572
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[2]	17,355	19,805
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[2]	USD16,013	16,678
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	35,533	39,300
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	5,660	5,796
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[2]	20,154	20,231
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035)[2]	6,109	6,220
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,200	1,249
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,300	3,235
Power Finance Corp., Ltd. 3.90% 9/16/2029	2,700	2,581
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]	12,390	11,762
Rede D’Or Finance SARL 4.50% 1/22/2030[1]	1,938	1,807
RenaissanceRe Holdings Ltd. 5.80% 4/1/2035	7,591	7,781
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[2]	28,437	28,225
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	14,660	13,967
Ryan Specialty, LLC 5.875% 8/1/2032[1]	19,585	19,361
Shriram Finance, Ltd. 6.15% 4/3/2028[1]	5,140	5,103
SLM Corp. 6.50% 1/31/2030	695	714
Starwood Property Trust, Inc. 6.50% 7/1/2030[1]	12,730	12,750
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	6,837	6,880
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030)[2]	8,804	8,744
Synchrony Financial 7.25% 2/2/2033	24,520	25,253
Toronto-Dominion Bank (The) 4.783% 12/17/2029	4,875	4,881
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	16,567	16,601
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[2]	4,296	4,220
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	22,841	23,506
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	19,988	20,415
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.049% 5/6/2032[3,4]	17,120	17,308
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032)[2]	2,064	2,140
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]	697	677
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	10,803	11,151
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	15,295	15,641
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035)[2]	33,875	34,095
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,2]	1,824	1,873
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	11,141	10,744
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	2,672	2,270
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	20,710	18,442
USI, Inc. 7.50% 1/15/2032[1]	5,855	5,980
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	4,330	4,425
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[2]	250	239
Wells Fargo & Co. 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030)[2]	8,905	8,756
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	3,812	3,840
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	3,725	3,792
American Funds Multi-Sector Income Fund — Page 4 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	USD2,598	$2,804
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[2]	11,070	10,998
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	2,030	1,724
		2,141,660
Energy 9.14%
3R Lux SARL 9.75% 2/5/2031[1]	12,441	12,994
AI Candelaria (Spain) SA 5.75% 6/15/2033[1]	2,135	1,837
APA Corp. 4.25% 1/15/2030[1]	3,870	3,681
APA Corp. 5.25% 2/1/2042[1]	1,827	1,529
Apache Corp. 4.625% 11/15/2025	985	981
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	4,912	5,012
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	1,865	1,821
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	2,995	2,984
Baytex Energy Corp. 8.50% 4/30/2030[1]	1,995	2,028
Baytex Energy Corp. 7.375% 3/15/2032[1]	15,255	14,690
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	13,295	12,765
Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	7,035	7,195
Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	1,580	1,636
Borr IHC, Ltd. 10.00% 11/15/2028[1]	29,998	28,593
Borr IHC, Ltd. 10.375% 11/15/2030[1]	11,513	10,728
California Resources Corp. 7.125% 2/1/2026[1]	5,795	5,795
Chevron Corp. 2.236% 5/11/2030	4,875	4,379
Chevron Corp. 3.078% 5/11/2050	1,250	850
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	4,955	5,047
Civitas Resources, Inc. 5.00% 10/15/2026[1]	12,405	12,233
Civitas Resources, Inc. 8.375% 7/1/2028[1]	14,520	15,003
Civitas Resources, Inc. 8.625% 11/1/2030[1]	4,065	4,197
Civitas Resources, Inc. 8.75% 7/1/2031[1]	24,235	24,918
CNX Resources Corp. 6.00% 1/15/2029[1]	8,039	7,944
CNX Resources Corp. 7.375% 1/15/2031[1]	4,920	5,003
CNX Resources Corp. 7.25% 3/1/2032[1]	16,755	17,052
Comstock Resources, Inc. 6.75% 3/1/2029[1]	10,515	10,295
Comstock Resources, Inc. 5.875% 1/15/2030[1]	19,925	18,843
ConocoPhillips Co. 3.80% 3/15/2052	1,311	971
ConocoPhillips Co. 5.55% 3/15/2054	16,860	16,341
ConocoPhillips Co. 5.50% 1/15/2055	10,097	9,766
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	26,315	27,341
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	16,455	16,291
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	10,875	10,496
Devon Energy Corp. 5.75% 9/15/2054	22,449	20,569
Diamondback Energy, Inc. 5.15% 1/30/2030	6,068	6,163
Diamondback Energy, Inc. 5.40% 4/18/2034	18,506	18,482
Diamondback Energy, Inc. 5.55% 4/1/2035	10,107	10,153
Diamondback Energy, Inc. 5.75% 4/18/2054	9,976	9,414
Diamondback Energy, Inc. 5.90% 4/18/2064	6,690	6,299
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,700	1,601
DT Midstream, Inc. 4.375% 6/15/2031[1]	10,020	9,226
Ecopetrol SA 7.75% 2/1/2032	15,485	15,211
Ecopetrol SA 8.875% 1/13/2033	24,955	25,772
Ecopetrol SA 8.375% 1/19/2036	8,850	8,629
EIG Pearl Holdings SARL 3.545% 8/31/2036	11,242	9,887
Empresa Nacional del Petroleo 5.95% 7/30/2034[1]	625	634
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	540	549
American Funds Multi-Sector Income Fund — Page 5 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	USD8,995	$9,565
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	930	856
Energy Transfer, LP 6.00% 2/1/2029[1]	1,165	1,185
Energy Transfer, LP 5.20% 4/1/2030	3,885	3,931
Energy Transfer, LP 7.375% 2/1/2031[1]	291	306
Eni SpA 5.50% 5/15/2034[1]	21,903	22,090
Eni SpA 5.95% 5/15/2054[1]	27,522	26,945
Enterprise Products Operating, LLC 4.95% 2/15/2035	5,267	5,196
EOG Resources, Inc. 5.65% 12/1/2054	15,695	15,524
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	232	237
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	7,328	7,104
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	3,075	3,147
EQM Midstream Partners, LP 7.50% 6/1/2030[1]	5,002	5,408
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	5,304	5,104
EQT Corp. 3.625% 5/15/2031[1]	5,514	5,039
Expand Energy Corp. 5.875% 2/1/2029[1]	16,596	16,579
Expand Energy Corp. 6.75% 4/15/2029[1]	1,280	1,297
Expand Energy Corp. 4.75% 2/1/2032	1,016	962
Exxon Mobil Corp. 2.61% 10/15/2030	5,545	5,037
FORESEA Holding SA 7.50% 6/15/2030	3,560	3,442
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	11,027	9,030
Genesis Energy, LP 8.00% 1/15/2027	4,081	4,166
Genesis Energy, LP 8.25% 1/15/2029	5,705	5,895
Genesis Energy, LP 8.875% 4/15/2030	6,629	6,891
Genesis Energy, LP 7.875% 5/15/2032	4,735	4,773
GeoPark, Ltd. 8.75% 1/31/2030[1]	22,260	21,078
Global Partners, LP 8.25% 1/15/2032[1]	4,320	4,444
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[1]	19,070	19,330
Guara Norte SARL 5.198% 6/15/2034	3,944	3,699
Guara Norte SARL 5.198% 6/15/2034[1]	1,517	1,423
Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	8,075	8,192
Harvest Midstream I, LP 7.50% 9/1/2028[1]	10,930	11,046
Harvest Midstream I, LP 7.50% 5/15/2032[1]	4,460	4,586
Hess Midstream Operations, LP 5.875% 3/1/2028[1]	1,610	1,619
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	5,430	5,322
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	7,201	6,856
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	6,020	5,632
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	7,915	7,405
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	12,444	12,765
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030[1]	3,140	3,141
Kinetik Holdings, LP 6.625% 12/15/2028[1]	9,915	10,080
Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	3,800	3,877
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[1]	6,725	6,573
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	5,680	5,534
Matador Resources Co. 6.25% 4/15/2033[1]	11,505	11,251
MEG Energy Corp. 5.875% 2/1/2029[1]	2,935	2,888
Mesquite Energy, Inc. 7.25% 2/15/2023[1,5]	27	1
Modec Finance BV 7.84% 7/15/2026[6,7]	9,000	9,118
Murphy Oil Corp. 6.00% 10/1/2032	6,585	6,341
MV24 Capital BV 6.748% 6/1/2034	6,161	5,964
Nabors Industries, Inc. 7.375% 5/15/2027[1]	6,030	5,954
Nabors Industries, Inc. 9.125% 1/31/2030[1]	15,870	15,891
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.802% 10/30/2028[3,4]	926	810
NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	33,065	33,627
American Funds Multi-Sector Income Fund — Page 6 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
NFE Financing, LLC 12.00% 11/15/2029[1]	USD156,102	$131,698
NGL Energy Operating, LLC 8.125% 2/15/2029[1]	13,185	13,288
NGL Energy Operating, LLC 8.375% 2/15/2032[1]	12,135	12,176
Noble Finance II, LLC 8.00% 4/15/2030[1]	22,900	22,901
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	14,890	14,942
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	9,005	9,196
Occidental Petroleum Corp. 6.625% 9/1/2030	2,393	2,515
Occidental Petroleum Corp. 6.125% 1/1/2031	664	683
Occidental Petroleum Corp. 5.55% 10/1/2034	29,035	28,387
Occidental Petroleum Corp. 4.40% 8/15/2049	1,907	1,352
Oleoducto Central SA 4.00% 7/14/2027[1]	5,210	5,067
Oleoducto Central SA 4.00% 7/14/2027	1,250	1,216
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	3,960	4,038
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	10,645	10,514
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	6,846	7,503
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	7,905	8,090
Permian Resources Operating, LLC 6.25% 2/1/2033[1]	4,660	4,645
Petrobras Global Finance BV 7.375% 1/17/2027	1,550	1,605
Petroleos Mexicanos 6.875% 10/16/2025	2,690	2,688
Petroleos Mexicanos 4.50% 1/23/2026	4,919	4,820
Petroleos Mexicanos 6.875% 8/4/2026	12,241	12,176
Petroleos Mexicanos 6.49% 1/23/2027	6,712	6,580
Petroleos Mexicanos 6.50% 3/13/2027	11,690	11,444
Petroleos Mexicanos 6.50% 1/23/2029	3,175	2,988
Petroleos Mexicanos 8.75% 6/2/2029	5,606	5,607
Petroleos Mexicanos 5.95% 1/28/2031	13,810	11,703
Petroleos Mexicanos 6.70% 2/16/2032	13,441	11,821
Petroleos Mexicanos 10.00% 2/7/2033	21,295	22,199
Petroleos Mexicanos 6.95% 1/28/2060	12,140	8,293
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,474	1,364
Raizen Fuels Finance SA 6.45% 3/5/2034[1]	2,255	2,280
Raizen Fuels Finance SA 6.70% 2/25/2037[1]	16,930	16,958
Range Resources Corp. 4.875% 5/15/2025	4,945	4,943
Range Resources Corp. 8.25% 1/15/2029	5,120	5,271
Range Resources Corp. 4.75% 2/15/2030[1]	2,920	2,780
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	2,736	2,649
Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	21,635	20,455
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	5,395	5,396
Shell Finance US, Inc. 2.75% 4/6/2030	6,236	5,738
Shell Finance US, Inc. 3.25% 4/6/2050	24	17
Shell International Finance BV 3.00% 11/26/2051	14,693	9,549
SM Energy Co. 6.50% 7/15/2028	590	586
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	4,820	4,356
Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	10,340	10,561
Sunoco, LP 6.00% 4/15/2027	5,000	4,995
Sunoco, LP 7.00% 5/1/2029[1]	12,350	12,644
Sunoco, LP 4.50% 5/15/2029	7,096	6,726
Sunoco, LP 4.50% 4/30/2030	430	402
Sunoco, LP 7.25% 5/1/2032[1]	11,475	11,861
Sunoco, LP 6.25% 7/1/2033[1]	2,565	2,569
Superior Plus, LP 4.50% 3/15/2029[1]	4,698	4,342
Talos Production, Inc. 9.00% 2/1/2029[1]	6,630	6,819
Talos Production, Inc. 9.375% 2/1/2031[1]	5,475	5,576
Targa Resources Partners, LP 4.875% 2/1/2031	774	758
American Funds Multi-Sector Income Fund — Page 7 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
TotalEnergies Capital International SA 3.127% 5/29/2050	USD10,211	$6,796
TotalEnergies Capital SA 4.724% 9/10/2034	13,383	13,138
TotalEnergies Capital SA 5.275% 9/10/2054	3,025	2,853
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	4,635	4,731
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	5,401	5,372
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	9,723	9,939
Transocean, Inc. 8.00% 2/1/2027[1]	4,151	4,138
Transocean, Inc. 8.25% 5/15/2029[1]	13,645	13,348
Transocean, Inc. 8.75% 2/15/2030[1]	19,454	20,217
Transocean, Inc. 7.50% 4/15/2031	4,260	3,757
Transocean, Inc. 8.50% 5/15/2031[1]	11,700	11,379
Transocean, Inc. 6.80% 3/15/2038	7,600	5,832
Transportadora de Gas del Sur SA 8.50% 7/24/2031[1]	10,930	11,418
USA Compression Partners, LP 7.125% 3/15/2029[1]	10,385	10,570
Vallourec SA 7.50% 4/15/2032[1]	5,325	5,570
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	6,714	6,220
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	5,639	5,727
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	16,665	15,154
Vista Energy Argentina S.A.U 7.625% 12/10/2035[1]	22,810	22,223
Vital Energy, Inc. 7.875% 4/15/2032[1]	17,950	16,727
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	12,105	11,798
YPF SA 8.75% 9/11/2031[1]	1,150	1,183
YPF SA 8.25% 1/17/2034[1]	2,710	2,685
		1,608,489
Health care 8.14%
1261229 B.C., Ltd. 10.00% 4/15/2032[1]	11,180	11,124
AbbVie, Inc. 4.80% 3/15/2029	22,405	22,693
AbbVie, Inc. 3.20% 11/21/2029	7,790	7,361
AbbVie, Inc. 5.05% 3/15/2034	74,959	75,517
AbbVie, Inc. 5.35% 3/15/2044	1,175	1,163
AbbVie, Inc. 5.40% 3/15/2054	25,365	24,931
AbbVie, Inc. 5.50% 3/15/2064	3,025	2,979
AdaptHealth, LLC 6.125% 8/1/2028[1]	3,750	3,674
AdaptHealth, LLC 4.625% 8/1/2029[1]	10,795	9,833
AdaptHealth, LLC 5.125% 3/1/2030[1]	15,739	14,364
Amgen, Inc. 5.15% 3/2/2028	20,440	20,811
Amgen, Inc. 5.25% 3/2/2030	28,197	28,847
Amgen, Inc. 4.20% 3/1/2033	11,130	10,555
Amgen, Inc. 5.25% 3/2/2033	31,601	32,069
Amgen, Inc. 5.60% 3/2/2043	3,620	3,590
Amgen, Inc. 4.875% 3/1/2053	5,495	4,802
Amgen, Inc. 5.65% 3/2/2053	19,513	19,156
Amgen, Inc. 5.75% 3/2/2063	20,625	20,115
AstraZeneca Finance, LLC 5.00% 2/26/2034	9,607	9,704
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	5,511	5,174
Avantor Funding, Inc. 4.625% 7/15/2028[1]	5,435	5,243
Avantor Funding, Inc. 3.875% 11/1/2029[1]	12,500	11,551
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	2,835	2,778
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	10,130	9,637
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	8,425	8,422
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	9,751	9,757
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	5,899	3,399
Baxter International, Inc. 1.915% 2/1/2027	2,080	1,985
American Funds Multi-Sector Income Fund — Page 8 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Baxter International, Inc. 2.272% 12/1/2028	USD1,125	$1,034
Baxter International, Inc. 2.539% 2/1/2032	29,237	25,088
Baxter International, Inc. 3.132% 12/1/2051	8,377	5,326
Bayer US Finance, LLC 6.50% 11/21/2033[1]	11,615	12,209
Bayer US Finance, LLC 6.875% 11/21/2053[1]	12,756	13,198
Becton, Dickinson and Co. 4.874% 2/8/2029	1,350	1,360
Biocon Biologics Global PLC 6.67% 10/9/2029[1]	3,200	3,009
Bristol-Myers Squibb Co. 5.10% 2/22/2031	943	966
Bristol-Myers Squibb Co. 5.20% 2/22/2034	60,395	61,470
Bristol-Myers Squibb Co. 5.50% 2/22/2044	5,130	5,109
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,635	1,757
Bristol-Myers Squibb Co. 5.55% 2/22/2054	26,356	25,992
Bristol-Myers Squibb Co. 6.40% 11/15/2063	3,260	3,569
Bristol-Myers Squibb Co. 5.65% 2/22/2064	4,115	4,035
Centene Corp. 2.45% 7/15/2028	2,337	2,134
Centene Corp. 3.00% 10/15/2030	435	381
Centene Corp. 2.50% 3/1/2031	2,519	2,126
Centene Corp. 2.625% 8/1/2031	4,300	3,617
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	3,503	3,344
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	12,330	11,784
CHS / Community Health Systems, Inc. 6.875% 4/15/2029[1]	1,200	779
Cigna Group (The) 5.25% 2/15/2034	2,129	2,141
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	4,915	5,007
CVS Health Corp. 5.40% 6/1/2029	1,475	1,503
CVS Health Corp. 1.75% 8/21/2030	3,510	2,976
CVS Health Corp. 5.55% 6/1/2031	862	880
CVS Health Corp. 5.25% 2/21/2033	1,450	1,432
CVS Health Corp. 5.70% 6/1/2034	48,800	49,583
CVS Health Corp. 6.00% 6/1/2044	19,360	18,929
CVS Health Corp. 5.625% 2/21/2053	2,390	2,187
CVS Health Corp. 5.875% 6/1/2053	4,774	4,510
CVS Health Corp. 6.05% 6/1/2054	22,505	21,852
CVS Health Corp. 6.00% 6/1/2063	2,269	2,143
DaVita, Inc. 4.625% 6/1/2030[1]	7,692	7,087
DaVita, Inc. 6.875% 9/1/2032[1]	19,320	19,444
Elevance Health, Inc. 5.20% 2/15/2035	34,291	34,419
Elevance Health, Inc. 5.70% 2/15/2055	21,877	21,340
Eli Lilly and Co. 4.60% 8/14/2034	6,292	6,187
Eli Lilly and Co. 5.10% 2/12/2035	21,324	21,753
Eli Lilly and Co. 5.50% 2/12/2055	2,049	2,076
Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	19,209	20,050
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.325% 4/23/2031[3,4]	23,019	22,818
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	610	555
Gilead Sciences, Inc. 5.25% 10/15/2033	8,456	8,657
Gilead Sciences, Inc. 5.10% 6/15/2035	21,255	21,347
Gilead Sciences, Inc. 2.80% 10/1/2050	225	141
Gilead Sciences, Inc. 5.55% 10/15/2053	3,940	3,924
Grifols, SA 7.50% 5/1/2030	EUR23,875	27,026
Humana, Inc. 5.375% 4/15/2031	USD2,200	2,218
Humana, Inc. 5.95% 3/15/2034	1,050	1,075
Humana, Inc. 5.75% 4/15/2054	4,944	4,597
Insulet Corp. 6.50% 4/1/2033[1]	1,630	1,658
IQVIA, Inc. 5.00% 10/15/2026[1]	7,845	7,794
American Funds Multi-Sector Income Fund — Page 9 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
IQVIA, Inc. 6.50% 5/15/2030[1]	USD4,305	$4,385
Johnson & Johnson 4.90% 6/1/2031	16,330	16,724
Johnson & Johnson 4.85% 3/1/2032	3,930	3,994
Johnson & Johnson 4.95% 6/1/2034	8,275	8,485
Johnson & Johnson 5.00% 3/1/2035	4,375	4,453
Johnson & Johnson 5.25% 6/1/2054	2,185	2,196
Medline Borrower, LP 3.875% 4/1/2029[1]	5,545	5,187
Medline Borrower, LP 6.25% 4/1/2029[1]	7,058	7,157
Medline Borrower, LP 5.25% 10/1/2029[1]	15,785	15,158
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.575% 10/23/2028[3,4]	2,320	2,319
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	8,740	7,677
Molina Healthcare, Inc. 6.25% 1/15/2033[1]	22,155	21,835
Owens & Minor, Inc. 4.50% 3/31/2029[1]	18,204	15,274
Owens & Minor, Inc. 6.625% 4/1/2030[1]	30,902	27,069
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	6,820	6,719
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	383	384
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	15,137	14,977
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	7,745	7,391
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	18,392	17,476
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,8]	26,434	26,203
Radiology Partners, Inc. 9.781% PIK 2/15/2030[1,8]	15,904	14,811
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 8.28% Cash 1/31/2029[3,4,8]	9,494	9,183
Rede D’Or Finance SARL 4.95% 1/17/2028	590	578
Rede D’Or Finance SARL 4.50% 1/22/2030	2,590	2,416
Roche Holdings, Inc. 2.076% 12/13/2031[1]	231	197
Roche Holdings, Inc. 5.593% 11/13/2033[1]	6,378	6,703
Roche Holdings, Inc. 4.985% 3/8/2034[1]	13,550	13,648
Roche Holdings, Inc. 4.592% 9/9/2034[1]	25,040	24,511
Roche Holdings, Inc. 5.218% 3/8/2054[1]	2,645	2,559
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	16,415	16,709
Stryker Corp. 4.85% 2/10/2030	1,935	1,955
Stryker Corp. 5.20% 2/10/2035	1,150	1,162
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	5,340	5,287
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.537% 3/2/2027[3,4]	2,901	2,831
Tenet Healthcare Corp. 6.25% 2/1/2027	1,025	1,026
Tenet Healthcare Corp. 6.125% 10/1/2028	7,480	7,450
Tenet Healthcare Corp. 4.25% 6/1/2029	4,225	3,985
Tenet Healthcare Corp. 6.75% 5/15/2031	8,500	8,630
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	8,785	8,659
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	27,355	28,078
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	20,845	20,385
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	8,070	8,690
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	20,596	22,981
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	11,615	8,407
UnitedHealth Group, Inc. 4.70% 4/15/2029	1,425	1,438
UnitedHealth Group, Inc. 5.15% 7/15/2034	35,765	36,020
UnitedHealth Group, Inc. 5.50% 7/15/2044	18,390	18,126
UnitedHealth Group, Inc. 2.90% 5/15/2050	10,518	6,636
UnitedHealth Group, Inc. 3.25% 5/15/2051	221	148
UnitedHealth Group, Inc. 4.75% 5/15/2052	1,210	1,047
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,195	10,015
UnitedHealth Group, Inc. 4.95% 5/15/2062	159	138
American Funds Multi-Sector Income Fund — Page 10 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 6.05% 2/15/2063	USD124	$128
Viatris, Inc. 4.00% 6/22/2050	7,243	4,754
		1,431,184
Consumer discretionary 5.58%
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,788	1,810
Advance Auto Parts, Inc. 3.90% 4/15/2030	19,357	17,263
Advance Auto Parts, Inc. 3.50% 3/15/2032	45,597	38,236
Aimbridge Acquisition Co., Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.823% 3/15/2030[3,4,6]	4,292	4,292
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.9354% Cash 3/11/2030[3,4,6]	3,868	3,868
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	7,260	6,348
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	3,400	3,388
Alibaba Group Holding, Ltd. 5.625% 11/26/2054[1]	1,160	1,156
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	12,175	12,223
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	12,350	11,709
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	4,750	4,369
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	14,107	14,580
Amazon.com, Inc. 3.95% 4/13/2052	1,695	1,352
Arcos Dorados BV 6.125% 5/27/2029[1]	2,000	2,010
Arcos Dorados BV 6.125% 5/27/2029	460	462
Arcos Dorados BV 6.375% 1/29/2032[1]	1,155	1,182
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	13,235	12,415
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	2,250	2,042
AutoNation, Inc. 5.89% 3/15/2035	9,927	9,914
Bath & Body Works, Inc. 6.875% 11/1/2035	12,732	12,911
Bath & Body Works, Inc. 6.75% 7/1/2036	7,030	7,016
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.052% 10/16/2031[3,4]	10,069	10,065
Boyd Gaming Corp. 4.75% 12/1/2027	10,765	10,552
Boyd Gaming Corp. 4.75% 6/15/2031[1]	3,390	3,129
Boyne USA, Inc. 4.75% 5/15/2029[1]	16,015	15,091
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	6,774	6,232
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	17,085	17,330
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	8,950	8,928
Carnival Corp. 6.00% 5/1/2029[1]	27,670	27,493
Carnival Corp. 7.00% 8/15/2029[1]	17,180	17,984
Carnival Corp. 5.75% 3/15/2030[1]	25,000	24,918
Carnival Corp. 6.125% 2/15/2033[1]	13,545	13,358
Clarios Global, LP 6.25% 5/15/2026[1]	62	62
Clarios Global, LP 8.50% 5/15/2027[1]	5,815	5,827
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	7,795	8,046
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	7,529	7,454
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	15,228	14,037
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	1,559	1,350
First Student Bidco, Inc. 4.00% 7/31/2029[1]	14,760	13,546
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.799% 7/21/2028[3,4]	462	462
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.799% 7/21/2028[3,4]	141	141
Ford Motor Co. 4.75% 1/15/2043	4,833	3,670
Ford Motor Co. 5.291% 12/8/2046	8,717	7,025
Ford Motor Credit Co., LLC 5.125% 6/16/2025	2,920	2,918
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,000	965
American Funds Multi-Sector Income Fund — Page 11 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 5.85% 5/17/2027	USD2,500	$2,514
Ford Motor Credit Co., LLC 4.95% 5/28/2027	11,440	11,277
Ford Motor Credit Co., LLC 3.815% 11/2/2027	14,275	13,622
Ford Motor Credit Co., LLC 5.918% 3/20/2028	10,535	10,586
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,683	2,761
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,305	4,472
Ford Motor Credit Co., LLC 6.054% 11/5/2031	13,975	13,701
Ford Motor Credit Co., LLC 6.532% 3/19/2032	7,360	7,360
Ford Motor Credit Co., LLC 7.122% 11/7/2033	2,781	2,844
General Motors Financial Co., Inc. 5.625% 4/4/2032	800	792
General Motors Financial Co., Inc. 5.45% 9/6/2034	51,383	49,574
General Motors Financial Co., Inc. 5.90% 1/7/2035	4,557	4,516
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	20,615	18,424
Genting New York, LLC 7.25% 10/1/2029[1]	3,525	3,595
Grand Canyon University 4.375% 10/1/2026	4,903	4,812
Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	5,625	5,657
Hanesbrands, Inc. 9.00% 2/15/2031[1]	3,122	3,293
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.075% 3/7/2032[3,4]	9,662	9,674
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	10,644	10,743
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	470	441
Home Depot, Inc. 4.75% 6/25/2029	13,925	14,100
Home Depot, Inc. 1.375% 3/15/2031	2,216	1,845
Home Depot, Inc. 4.85% 6/25/2031	10,387	10,529
Home Depot, Inc. 4.95% 6/25/2034	15,457	15,514
Home Depot, Inc. 3.125% 12/15/2049	135	92
Home Depot, Inc. 5.30% 6/25/2054	3,252	3,143
Home Depot, Inc. 5.40% 6/25/2064	10,747	10,356
Hyatt Hotels Corp. 5.75% 3/30/2032	4,190	4,214
International Game Technology PLC 4.125% 4/15/2026[1]	565	558
International Game Technology PLC 5.25% 1/15/2029[1]	1,670	1,633
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	11,848	11,129
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	6,555	6,810
Levi Strauss & Co. 3.50% 3/1/2031[1]	11,680	10,290
Light and Wonder International, Inc. 7.00% 5/15/2028[1]	5,375	5,376
Light and Wonder International, Inc. 7.25% 11/15/2029[1]	7,335	7,441
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	5,195	5,326
Lithia Motors, Inc. 3.875% 6/1/2029[1]	5,175	4,743
Lithia Motors, Inc. 4.375% 1/15/2031[1]	250	227
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	960	879
Marriott International, Inc. 5.35% 3/15/2035	17,540	17,387
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	7,300	6,703
McDonald’s Corp. 5.00% 5/17/2029	5,763	5,879
McDonald’s Corp. 4.60% 5/15/2030	1,850	1,851
McDonald’s Corp. 3.60% 7/1/2030	1,084	1,035
McDonald’s Corp. 4.95% 3/3/2035	15,897	15,829
McDonald’s Corp. 5.15% 9/9/2052	2,425	2,246
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[1]	5,400	5,382
Mercury Aggregator LP, Term Loan, 3.50% 4/3/2026[3,6]	3	2
Mercury Aggregator LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025)[2,3,6]	5	4
NCL Finance, Ltd. 6.125% 3/15/2028[1]	2,420	2,414
Newell Brands, Inc. 6.375% 5/15/2030	14,400	14,045
Newell Brands, Inc. 6.625% 5/15/2032	15,750	15,340
Newell Brands, Inc. 6.875% 4/1/2036	12,540	12,205
American Funds Multi-Sector Income Fund — Page 12 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Party City Holdings, Inc. 0% 10/12/2028[6]	USD50	$— [9]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,5,6,8]	7,834	783
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	5,289	5,420
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	8,155	7,721
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	11,865	11,692
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	14,325	14,275
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	7,945	8,022
Sally Holdings, LLC 6.75% 3/1/2032	8,589	8,616
Sands China, Ltd. 4.375% 6/18/2030	6,485	6,153
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	980	925
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.296% 4/4/2029[3,4]	8,596	8,554
Service Corp. International 5.75% 10/15/2032	5,890	5,796
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029	1,500	1,518
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	14,200	13,090
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	7,680	6,902
Station Casinos, LLC 6.625% 3/15/2032[1]	5,385	5,346
Stellantis Finance US, Inc. 6.45% 3/18/2035[1]	2,470	2,453
Studio City Finance, Ltd. 5.00% 1/15/2029	1,965	1,771
Toyota Motor Credit Corp. 1.90% 1/13/2027	5,295	5,081
Toyota Motor Credit Corp. 5.35% 1/9/2035	2,250	2,288
Universal Entertainment Corp. 9.875% 8/1/2029[1]	19,935	19,731
Vail Resorts, Inc. 6.50% 5/15/2032[1]	5,875	5,944
Valvoline, Inc. 3.625% 6/15/2031[1]	8,825	7,678
Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	1,690	1,731
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	9,295	9,224
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	12,955	12,384
Wynn Macau, Ltd. 5.625% 8/26/2028	4,100	3,947
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	1,494	1,435
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	17,524	18,146
		980,940
Utilities 5.02%
Aegea Finance SARL 9.00% 1/20/2031[1]	17,235	18,136
AEP Transmission Co., LLC 2.75% 8/15/2051	1,750	1,065
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	3,294	2,943
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	830	741
Alabama Power Co. 5.85% 11/15/2033	3,000	3,168
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	2,825	2,170
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	2,055	1,857
American Electric Power Co., Inc. 1.00% 11/1/2025	25	24
Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,555	3,604
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	1,585	1,574
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	205	200
Comision Federal de Electricidad 6.45% 1/24/2035[1]	8,580	8,260
Consumers Energy Co. 4.625% 5/15/2033	14,850	14,509
DPL, Inc. 4.125% 7/1/2025	7,355	7,321
Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,820	4,608
Duke Energy Corp. 5.75% 9/15/2033	2,905	3,029
Duke Energy Corp. 5.45% 6/15/2034	2,735	2,774
Duke Energy Florida, LLC 5.95% 11/15/2052	1,960	2,003
Duke Energy Progress, LLC 2.00% 8/15/2031	2,830	2,413
Duke Energy Progress, LLC 2.50% 8/15/2050	1,099	644
Edison International 4.125% 3/15/2028	16,520	15,892
Edison International 5.25% 11/15/2028	8,329	8,216
American Funds Multi-Sector Income Fund — Page 13 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 5.45% 6/15/2029	USD10,575	$10,441
Edison International 6.95% 11/15/2029	18,332	19,067
Edison International 6.25% 3/15/2030	4,850	4,914
Edison International 5.25% 3/15/2032	28,399	27,179
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[2]	3,870	3,506
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029)[2]	12,320	11,888
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	13,550	15,274
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	500	457
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	183
Enfragen Energia Sur SA 5.375% 12/30/2030	6,100	5,394
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	3,670	3,600
Entergy Louisiana, LLC 2.90% 3/15/2051	2,426	1,500
Eversource Energy 5.50% 1/1/2034	6,375	6,408
FirstEnergy Corp. 2.65% 3/1/2030	16,545	14,906
FirstEnergy Corp. 2.25% 9/1/2030	2,994	2,605
Florida Power & Light Co. 5.10% 4/1/2033	3,156	3,194
Florida Power & Light Co. 5.30% 6/15/2034	21,655	22,172
Florida Power & Light Co. 5.60% 6/15/2054	975	980
Georgia Power Co. 4.95% 5/17/2033	9,587	9,525
Greenko Dutch BV 3.85% 3/29/2026[1]	3,773	3,664
Instituto Costarricense de Electricidad 6.75% 10/7/2031	4,900	4,985
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	350	336
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]	6,010	6,148
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	4,067	3,517
Jersey Central Power & Light Co. 5.10% 1/15/2035[1]	1,425	1,409
Light Energia SA 4.375% 6/18/2026	3,438	3,233
Light Servicos De Eletricidade S A 4.21% 12/19/2032	1,526	780
Light Servicos De Eletricidade S A 2.26% PIK 12/19/2037[8]	655	154
Long Ridge Energy, LLC 8.75% 2/15/2032[1]	23,410	22,642
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.325% 3/28/2031[3,4]	4,784	4,713
Minejesa Capital BV 4.625% 8/10/2030	3,158	3,081
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,185	2,303
Pacific Gas and Electric Co. 2.10% 8/1/2027	17,158	16,099
Pacific Gas and Electric Co. 3.00% 6/15/2028	1,124	1,057
Pacific Gas and Electric Co. 4.65% 8/1/2028	125	124
Pacific Gas and Electric Co. 4.55% 7/1/2030	16,876	16,341
Pacific Gas and Electric Co. 2.50% 2/1/2031	17,031	14,645
Pacific Gas and Electric Co. 3.25% 6/1/2031	3,382	3,011
Pacific Gas and Electric Co. 4.40% 3/1/2032	5,384	5,043
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,828	1,884
Pacific Gas and Electric Co. 6.40% 6/15/2033	22,102	23,112
Pacific Gas and Electric Co. 5.70% 3/1/2035	2,512	2,514
Pacific Gas and Electric Co. 3.30% 8/1/2040	920	677
Pacific Gas and Electric Co. 4.95% 7/1/2050	42,355	35,396
Pacific Gas and Electric Co. 3.50% 8/1/2050	18,723	12,459
Pacific Gas and Electric Co. 5.90% 10/1/2054	16,189	15,349
PacifiCorp 5.45% 2/15/2034	25,998	26,221
PacifiCorp 3.30% 3/15/2051	13,398	8,795
PacifiCorp 2.90% 6/15/2052	5,211	3,135
PacifiCorp 5.35% 12/1/2053	14,784	13,587
PacifiCorp 5.50% 5/15/2054	26,330	24,739
American Funds Multi-Sector Income Fund — Page 14 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 5.80% 1/15/2055	USD16,894	$16,499
PECO Energy Co. 5.25% 9/15/2054	2,300	2,181
PG&E Corp. 5.00% 7/1/2028	1,560	1,519
PG&E Corp. 5.25% 7/1/2030	21,195	20,370
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[2]	43,440	42,804
Public Service Electric and Gas Co. 1.90% 8/15/2031	5,783	4,912
Public Service Electric and Gas Co. 5.05% 3/1/2035	19,475	19,605
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	2,675	2,692
Saavi Energia SARL 8.875% 2/10/2035[1]	14,365	14,551
SAEL, Ltd. 7.80% 7/31/2031[1]	991	973
SAEL, Ltd. 7.80% 7/31/2031	583	572
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030)[2]	555	560
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[2]	2,967	3,064
Southern California Edison Co. 3.65% 3/1/2028	209	202
Southern California Edison Co. 5.65% 10/1/2028	6,430	6,585
Southern California Edison Co. 4.20% 3/1/2029	3,095	3,010
Southern California Edison Co. 2.85% 8/1/2029	10,928	10,047
Southern California Edison Co. 5.25% 3/15/2030	1,375	1,384
Southern California Edison Co. 2.50% 6/1/2031	10,480	9,046
Southern California Edison Co. 5.45% 6/1/2031	4,368	4,428
Southern California Edison Co. 2.75% 2/1/2032	3,290	2,803
Southern California Edison Co. 5.20% 6/1/2034	21,945	21,434
Southern California Edison Co. 5.45% 3/1/2035	24,629	24,401
Southern California Edison Co. 3.60% 2/1/2045	3,125	2,235
Southern California Edison Co. 4.00% 4/1/2047	7,256	5,425
Southern California Edison Co. 3.65% 2/1/2050	2,371	1,646
Southern California Edison Co. 2.95% 2/1/2051	932	566
Southern California Edison Co. 3.65% 6/1/2051	250	171
Southern California Edison Co. 3.45% 2/1/2052	306	202
Southern California Edison Co. 5.90% 3/1/2055	21,943	21,148
Southern California Edison Co. 6.20% 9/15/2055	5,640	5,628
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	16,134	17,125
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.818% 5/17/2030[3,4]	4,377	4,376
Tampa Electric Co. 5.15% 3/1/2035	13,840	13,741
Union Electric Co. 5.25% 4/15/2035	3,525	3,555
Union Electric Co. 2.625% 3/15/2051	1,820	1,088
Union Electric Co. 5.125% 3/15/2055	400	368
Wisconsin Electric Power Co. 4.60% 10/1/2034	325	315
Wisconsin Electric Power Co. 5.05% 10/1/2054	150	138
Wisconsin Power and Light Co. 1.95% 9/16/2031	1,275	1,076
Xcel Energy, Inc. 3.35% 12/1/2026	1,130	1,108
Xcel Energy, Inc. 2.60% 12/1/2029	308	280
Xcel Energy, Inc. 2.35% 11/15/2031	1,605	1,357
Xcel Energy, Inc. 5.45% 8/15/2033	10,695	10,747
Xcel Energy, Inc. 5.50% 3/15/2034	2,041	2,050
Xcel Energy, Inc. 5.60% 4/15/2035	12,659	12,718
Xcel Energy, Inc. 3.50% 12/1/2049	1,420	972
YPF Energia Electrica SA 7.875% 10/16/2032[1]	12,333	12,073
		883,247
American Funds Multi-Sector Income Fund — Page 15 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 4.83%	Principal amount (000)	Value (000)
AT&T, Inc. 3.50% 9/15/2053	USD10,575	$7,217
AT&T, Inc. 3.55% 9/15/2055	10,040	6,809
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	1,724	1,150
CCO Holdings, LLC 5.00% 2/1/2028[1]	9,585	9,310
CCO Holdings, LLC 6.375% 9/1/2029[1]	3,095	3,088
CCO Holdings, LLC 4.75% 3/1/2030[1]	13,840	12,849
CCO Holdings, LLC 4.50% 8/15/2030[1]	6,881	6,270
CCO Holdings, LLC 4.25% 2/1/2031[1]	19,255	17,079
CCO Holdings, LLC 4.75% 2/1/2032[1]	904	804
CCO Holdings, LLC 4.50% 5/1/2032	2,615	2,272
CCO Holdings, LLC 4.50% 6/1/2033[1]	20,298	17,327
CCO Holdings, LLC 4.25% 1/15/2034[1]	9,960	8,199
Charter Communications Operating, LLC 6.10% 6/1/2029	2,197	2,269
Charter Communications Operating, LLC 4.40% 4/1/2033	11,000	9,949
Charter Communications Operating, LLC 6.65% 2/1/2034	9,680	10,039
Charter Communications Operating, LLC 6.55% 6/1/2034	3,390	3,489
Charter Communications Operating, LLC 6.384% 10/23/2035	6,390	6,479
Charter Communications Operating, LLC 3.70% 4/1/2051	46,215	29,164
Charter Communications Operating, LLC 5.25% 4/1/2053	25,190	20,369
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	5,790	4,984
Comcast Corp. 4.80% 5/15/2033	400	394
Comcast Corp. 5.30% 6/1/2034	25,563	26,000
Comcast Corp. 2.887% 11/1/2051	1,505	919
Comcast Corp. 5.65% 6/1/2054	10,314	10,107
Connect Finco SARL 9.00% 9/15/2029[1]	49,890	45,549
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	1,400	1,314
CSC Holdings, LLC 5.50% 4/15/2027[1]	4,570	4,235
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.819% 1/18/2028[3,4]	9,765	9,504
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028[3,8]	78	71
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	14,570	14,133
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.552% 8/2/2027[3,4]	479	480
DISH Network Corp. 11.75% 11/15/2027[1]	39,771	41,907
EchoStar Corp. 10.75% 11/30/2029	25,345	26,654
EchoStar Corp. 6.75% PIK or 6.75% Cash 11/30/2030[8]	9,966	9,055
Embarq, LLC 7.995% 6/1/2036	7,795	3,063
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	875	864
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	20,690	20,810
Frontier Communications Holdings, LLC 5.875% 11/1/2029	12,511	12,525
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	10,781	10,813
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	850	896
Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	3,655	3,897
Gray Media, Inc. 10.50% 7/15/2029[1]	28,340	29,552
Gray Media, Inc. 4.75% 10/15/2030[1]	5,772	3,667
Gray Media, Inc. 5.375% 11/15/2031[1]	12,807	8,011
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.437% 12/1/2028[3,4]	4,067	3,739
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.573% 6/4/2029[3,4]	6,670	6,469
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	29,368	27,974
Ligado Networks, LLC 17.50% PIK 11/1/2023[1,5,8]	2,310	727
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/6/2025[3,6,8]	455	455
Meta Platforms, Inc. 4.45% 8/15/2052	38,715	32,986
American Funds Multi-Sector Income Fund — Page 16 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Meta Platforms, Inc. 5.40% 8/15/2054	USD4,275	$4,192
Netflix, Inc. 4.90% 8/15/2034	798	799
Netflix, Inc. 5.40% 8/15/2054	1,185	1,163
News Corp. 3.875% 5/15/2029[1]	17,372	16,393
Nexstar Media, Inc. 5.625% 7/15/2027[1]	3,695	3,643
Nexstar Media, Inc. 4.75% 11/1/2028[1]	15,285	14,328
PLDT, Inc. 2.50% 1/23/2031	5,500	4,786
SBA Tower Trust 1.631% 11/15/2026[1]	3,870	3,676
Sirius XM Radio, LLC 3.125% 9/1/2026[1]	2,235	2,167
Sirius XM Radio, LLC 4.00% 7/15/2028[1]	9,975	9,315
Sirius XM Radio, LLC 5.50% 7/1/2029[1]	5,585	5,398
Sirius XM Radio, LLC 4.125% 7/1/2030[1]	16,460	14,636
Sirius XM Radio, LLC 3.875% 9/1/2031[1]	35,635	30,575
Snap, Inc. 6.875% 3/1/2033[1]	35,310	35,339
TEGNA, Inc. 5.00% 9/15/2029	14,430	13,408
Tencent Holdings, Ltd. 3.975% 4/11/2029	1,070	1,050
Tencent Holdings, Ltd. 3.68% 4/22/2041	328	266
Tencent Holdings, Ltd. 3.24% 6/3/2050	3,099	2,123
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	775	531
Tencent Holdings, Ltd. 3.84% 4/22/2051	6,218	4,730
T-Mobile USA, Inc. 3.875% 4/15/2030	300	288
T-Mobile USA, Inc. 2.55% 2/15/2031	13,868	12,230
T-Mobile USA, Inc. 5.125% 5/15/2032	1,493	1,503
T-Mobile USA, Inc. 5.30% 5/15/2035	2,350	2,364
T-Mobile USA, Inc. 5.50% 1/15/2055	1,025	976
T-Mobile USA, Inc. 5.875% 11/15/2055	3,280	3,304
Univision Communications, Inc. 8.00% 8/15/2028[1]	2,975	2,987
Univision Communications, Inc. 4.50% 5/1/2029[1]	45,329	40,110
Univision Communications, Inc. 7.375% 6/30/2030[1]	19,161	18,326
Univision Communications, Inc. 8.50% 7/31/2031[1]	19,865	19,430
Verizon Communications, Inc. 1.75% 1/20/2031	3,301	2,792
Verizon Communications, Inc. 2.55% 3/21/2031	853	752
Verizon Communications, Inc. 5.25% 4/2/2035	6,073	6,091
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	2,815	2,480
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,245	1,941
WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,485	1,386
WMG Acquisition Corp. 3.875% 7/15/2030[1]	2,730	2,524
X Corp., Term Loan B, (USD-SOFR + 6.65%) 10.949% 10/26/2029[3,4]	23,918	23,791
Ziggo BV 4.875% 1/15/2030[1]	2,685	2,463
		850,142
Materials 4.81%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	2,634	2,762
Alpek, SAB de CV 3.25% 2/25/2031	8,035	6,974
Alpek, SAB de CV 3.25% 2/25/2031[1]	1,100	955
ArcelorMittal SA 4.25% 7/16/2029	722	705
ARD Finance SA 7.25% PIK 6/30/2027[1,8]	7,774	505
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	16,690	14,235
ATI, Inc. 4.875% 10/1/2029	11,950	11,391
ATI, Inc. 7.25% 8/15/2030	4,140	4,270
ATI, Inc. 5.125% 10/1/2031	6,010	5,653
Avient Corp. 6.25% 11/1/2031[1]	2,950	2,925
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	4,175	4,311
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	10,650	10,478
American Funds Multi-Sector Income Fund — Page 17 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	USD3,002	$2,974
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7,166	7,253
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	7,669	7,553
Braskem Idesa SAPI 7.45% 11/15/2029	4,900	3,978
Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,150	1,746
Braskem Idesa SAPI 6.99% 2/20/2032	28,820	21,561
Braskem Idesa SAPI 6.99% 2/20/2032[1]	5,880	4,399
Braskem Netherlands Finance BV 4.50% 1/10/2028	8,462	7,921
Braskem Netherlands Finance BV 4.50% 1/31/2030[1]	1,170	1,004
Braskem Netherlands Finance BV 4.50% 1/31/2030	850	730
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	9,246	9,309
Braskem Netherlands Finance BV 8.50% 1/12/2031	5,258	5,294
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	8,203	7,611
Braskem Netherlands Finance BV 7.25% 2/13/2033	7,935	7,362
Braskem Netherlands Finance BV 8.00% 10/15/2034[1]	13,495	12,931
Braskem Netherlands Finance BV 5.875% 1/31/2050[1]	400	276
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	9,427	8,551
Capstone Copper Corp. 6.75% 3/31/2033[1]	3,675	3,664
Celanese US Holdings, LLC 6.60% 11/15/2028	9,804	10,121
Celanese US Holdings, LLC 6.50% 4/15/2030	18,000	17,885
Celanese US Holdings, LLC 6.629% 7/15/2032	31,927	32,809
Celanese US Holdings, LLC 6.95% 11/15/2033 (7.20% on 5/15/2025)[2]	28,191	29,487
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	630	626
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	405	377
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]	11,133	10,906
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	700	679
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	387	337
Cleveland-Cliffs, Inc. 7.50% 9/15/2031[1]	7,140	6,977
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	11,021	10,589
Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	21,761	20,903
Consolidated Energy Finance SA 6.50% 5/15/2026[1]	1,565	1,517
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	36,230	36,188
CSN Resources SA 8.875% 12/5/2030[1]	4,500	4,441
CSN Resources SA 8.875% 12/5/2030	1,693	1,671
CVR Partners, LP 6.125% 6/15/2028[1]	6,135	5,938
Dow Chemical Co. (The) 5.15% 2/15/2034	2,827	2,803
Dow Chemical Co. (The) 5.55% 11/30/2048	2,547	2,384
Dow Chemical Co. (The) 6.90% 5/15/2053	1,149	1,256
Dow Chemical Co. (The) 5.60% 2/15/2054	11,664	10,805
Element Solutions, Inc. 3.875% 9/1/2028[1]	11,360	10,705
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	9,953	9,952
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	29,110	30,650
First Quantum Minerals, Ltd. 8.00% 3/1/2033[1]	15,650	15,877
Freeport-McMoRan, Inc. 4.25% 3/1/2030	153	148
Freeport-McMoRan, Inc. 5.45% 3/15/2043	183	172
Fresnillo PLC 4.25% 10/2/2050[1]	1,100	805
FXI Holdings, Inc. 12.25% 11/15/2026[1]	23,993	22,313
FXI Holdings, Inc. 12.25% 11/15/2026[1]	6,825	6,398
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	19,961	13,141
LSB Industries, Inc. 6.25% 10/15/2028[1]	14,520	14,008
Magnera Corp. 7.25% 11/15/2031[1]	38,715	37,701
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027[1]	15,730	15,435
Methanex Corp. 5.125% 10/15/2027	4,795	4,705
Methanex Corp. 5.25% 12/15/2029	2,795	2,687
American Funds Multi-Sector Income Fund — Page 18 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Minera Mexico, SA de CV 5.625% 2/12/2032[1]	USD12,270	$12,182
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	4,335	4,298
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,645	1,627
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	7,816	7,825
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	4,126	3,996
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	5,205	5,183
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	4,165	3,984
Novelis Corp. 3.25% 11/15/2026[1]	4,360	4,219
Novelis Corp. 4.75% 1/30/2030[1]	6,121	5,713
Novelis Corp. 3.875% 8/15/2031[1]	6,796	5,915
OCI NV 6.70% 3/16/2033[1]	21,501	22,936
PT Freeport Indonesia 4.763% 4/14/2027	1,650	1,645
PT Freeport Indonesia 4.763% 4/14/2027[1]	450	449
PT Freeport Indonesia 6.20% 4/14/2052	3,800	3,692
PT Krakatau Posco 6.375% 6/11/2027	3,500	3,539
PT Krakatau Posco 6.375% 6/11/2029	19,745	20,010
Quikrete Holdings, Inc. 6.375% 3/1/2032[1]	14,975	15,082
Quikrete Holdings, Inc. 6.75% 3/1/2033[1]	7,295	7,268
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.575% 2/10/2032[3,4]	2,985	2,957
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	21,295	21,466
Sasol Financing USA, LLC 8.75% 5/3/2029[7]	8,710	8,780
Sasol Financing USA, LLC 5.50% 3/18/2031	19,650	16,537
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	9,555	9,097
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	13,070	12,571
Sealed Air Corp. 4.00% 12/1/2027[1]	10,999	10,597
Sealed Air Corp. 6.125% 2/1/2028[1]	11,315	11,339
Stillwater Mining Co. 4.00% 11/16/2026[7]	10,125	9,704
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	16,158	16,095
Vale Overseas, Ltd. 6.40% 6/28/2054	14,710	14,531
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.647% Cash 1/16/2026[3,4,8]	1,138	1,149
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 10/10/2028[3,4,8]	1,144	1,150
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.656% Cash 10/10/2028[3,4,8]	1,823	1,659
Veritiv Operating Co. 10.50% 11/30/2030[1]	5,230	5,544
		845,416
Industrials 4.81%
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	4,374	4,449
ADT Security Corp. 4.125% 8/1/2029[1]	2,160	2,030
Ambipar Lux SARL 9.875% 2/6/2031[1]	4,870	4,822
Ambipar Lux SARL 10.875% 2/5/2033[1]	7,170	7,355
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.575% 9/29/2031[3,4]	8,040	7,815
Amentum Holdings, Inc. 7.25% 8/1/2032[1]	19,829	19,527
American Airlines, Inc. 8.50% 5/15/2029[1]	7,550	7,669
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.176% 9/22/2028[3,4]	— [9]	— [9]
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.825% 9/23/2031[3,4]	3,745	3,711
Aramark Services, Inc. 5.00% 2/1/2028[1]	5,795	5,694
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	1,900	1,743
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	3,700	3,342
Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	13,010	12,703
Axon Enterprise, Inc. 6.125% 3/15/2030[1]	7,885	7,977
American Funds Multi-Sector Income Fund — Page 19 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Axon Enterprise, Inc. 6.25% 3/15/2033[1]	USD3,890	$3,940
BAE Systems PLC 5.30% 3/26/2034[1]	16,584	16,797
BAE Systems PLC 5.50% 3/26/2054[1]	1,225	1,211
Boeing Co. (The) 2.75% 2/1/2026	500	491
Boeing Co. (The) 2.196% 2/4/2026	25	25
Boeing Co. (The) 3.25% 2/1/2028	1,078	1,034
Boeing Co. (The) 5.15% 5/1/2030	19,896	20,030
Boeing Co. (The) 3.625% 2/1/2031	4	4
Boeing Co. (The) 6.388% 5/1/2031	768	819
Boeing Co. (The) 3.60% 5/1/2034	2,829	2,437
Boeing Co. (The) 6.528% 5/1/2034	25,962	27,833
Boeing Co. (The) 3.50% 3/1/2039	6,404	4,917
Boeing Co. (The) 5.705% 5/1/2040	5,193	5,051
Boeing Co. (The) 5.805% 5/1/2050	993	946
Boeing Co. (The) 6.858% 5/1/2054	19,140	20,807
Boeing Co. (The) 5.93% 5/1/2060	9,680	9,116
Bombardier, Inc. 7.125% 6/15/2026[1]	469	470
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	425	295
Canadian National Railway Co. 4.375% 9/18/2034	5,014	4,762
Canadian Pacific Railway Co. 1.75% 12/2/2026	435	416
Canadian Pacific Railway Co. 4.80% 3/30/2030	7,114	7,143
Canadian Pacific Railway Co. 5.20% 3/30/2035	4,997	5,000
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,139	823
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,550	2,313
Carrier Global Corp. 2.722% 2/15/2030	500	458
Carrier Global Corp. 2.70% 2/15/2031	500	446
Carrier Global Corp. 5.90% 3/15/2034	1,460	1,537
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	3,870	3,594
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	5,420	4,842
Clean Harbors, Inc. 6.375% 2/1/2031[1]	5,455	5,519
CoreLogic, Inc. 4.50% 5/1/2028[1]	11,437	10,660
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/2/2028[3,4]	14,621	14,370
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.939% 6/4/2029[3,4]	4,090	3,980
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.669% 4/12/2028[3,4]	141	119
CSX Corp. 4.10% 11/15/2032	4,334	4,142
CSX Corp. 5.20% 11/15/2033	1,166	1,190
CSX Corp. 4.50% 3/15/2049	25	22
CSX Corp. 2.50% 5/15/2051	4,610	2,693
CSX Corp. 4.90% 3/15/2055	1,375	1,246
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	9,423	9,445
Embraer Netherlands Finance BV 5.98% 2/11/2035	4,805	4,893
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[1]	400	334
Enviri Corp. 5.75% 7/31/2027[1]	33,914	32,424
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	8,700	9,024
EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	33,454	34,525
EquipmentShare.com, Inc. 8.00% 3/15/2033[1]	6,775	6,829
FTAI Aviation Investors, LLC 5.875% 4/15/2033[1]	19,360	18,520
Garda World Security Corp. 8.375% 11/15/2032[1]	4,135	4,070
Herc Holdings, Inc. 6.625% 6/15/2029[1]	13,895	13,953
Hertz Corp. (The) 4.625% 12/1/2026[1]	17,630	12,313
Hertz Corp. (The) 12.625% 7/15/2029[1]	3,025	2,734
American Funds Multi-Sector Income Fund — Page 20 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/30/2028[3,4]	USD4,596	$3,593
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/30/2028[3,4]	894	699
Hexcel Corp. 5.875% 2/26/2035	943	961
Hidrovias International Finance SARL 4.95% 2/8/2031	4,800	4,296
Honeywell International, Inc. 5.00% 3/1/2035	9,680	9,647
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,910	4,502
Icahn Enterprises, LP 6.25% 5/15/2026	5,844	5,792
Icahn Enterprises, LP 5.25% 5/15/2027	16,445	15,655
Icahn Enterprises, LP 9.75% 1/15/2029	16,180	16,103
Icahn Enterprises, LP 10.00% 11/15/2029[1]	6,260	6,224
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	10,450	10,560
Johnson Controls International PLC 4.90% 12/1/2032	2,703	2,679
LATAM Airlines Group SA 7.875% 4/15/2030[1]	5,476	5,436
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	3,692	3,731
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	3,246	3,280
Mexico City Airport Trust 4.25% 10/31/2026	5,400	5,305
Mexico City Airport Trust 3.875% 4/30/2028	5,000	4,781
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	5,551	5,578
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	5,170	5,127
NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	27,100	25,050
Norfolk Southern Corp. 5.05% 8/1/2030	2,698	2,756
Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,298
Norfolk Southern Corp. 5.35% 8/1/2054	18,770	18,039
Northrop Grumman Corp. 4.70% 3/15/2033	15,599	15,397
Northrop Grumman Corp. 4.90% 6/1/2034	4,300	4,262
Northrop Grumman Corp. 5.20% 6/1/2054	475	445
OCP SA 3.75% 6/23/2031	7,355	6,537
PM General Purchaser, LLC 9.50% 10/1/2028[1]	1,660	1,585
RB Global Holdings, Inc. 6.75% 3/15/2028[1]	1,001	1,024
RB Global Holdings, Inc. 7.75% 3/15/2031[1]	961	1,007
Regal Rexnord Corp. 6.30% 2/15/2030	19,360	20,143
Regal Rexnord Corp. 6.40% 4/15/2033	19,360	20,104
Republic Services, Inc. 1.45% 2/15/2031	5,030	4,192
Reworld Holding Corp. 4.875% 12/1/2029[1]	14,821	13,800
RTX Corp. 5.15% 2/27/2033	4,840	4,885
RTX Corp. 6.10% 3/15/2034	10,607	11,380
RTX Corp. 6.40% 3/15/2054	3,020	3,308
Sensata Technologies BV 4.00% 4/15/2029[1]	13,545	12,463
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	380	332
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	770	767
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.043% 10/20/2027[3,4]	253	255
Spirit AeroSystems, Inc. 4.60% 6/15/2028	13,055	12,534
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	2,364	2,525
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	9,785	10,813
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.791% 1/15/2027[3,4]	390	391
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	1,800	1,561
Texas Combined Tirz I, LLC 0% 12/7/2062[1,6]	3,300	3,300
TransDigm, Inc. 5.50% 11/15/2027	3,290	3,255
TransDigm, Inc. 6.75% 8/15/2028[1]	5,885	5,978
TransDigm, Inc. 6.375% 3/1/2029[1]	6,135	6,205
American Funds Multi-Sector Income Fund — Page 21 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 2.80% 2/14/2032	USD12,775	$11,360
Union Pacific Corp. 5.10% 2/20/2035	4,816	4,859
Union Pacific Corp. 4.30% 3/1/2049	75	63
Union Pacific Corp. 3.25% 2/5/2050	13	9
Union Pacific Corp. 2.95% 3/10/2052	8,675	5,558
Union Pacific Corp. 4.95% 5/15/2053	1,450	1,336
Union Pacific Corp. 5.60% 12/1/2054	625	628
United Rentals (North America), Inc. 5.25% 1/15/2030	5,130	5,040
United Rentals (North America), Inc. 3.75% 1/15/2032	4,450	3,934
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	5,935	5,946
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034[1]	480	486
Waste Management, Inc. 4.625% 2/15/2030	9,680	9,746
Waste Management, Inc. 4.625% 2/15/2033	3,390	3,360
Waste Management, Inc. 4.95% 3/15/2035	7,746	7,712
Waste Pro USA, Inc. 7.00% 2/1/2033[1]	3,945	3,968
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	6,760	6,861
WESCO Distribution, Inc. 6.625% 3/15/2032[1]	9,770	9,923
WESCO Distribution, Inc. 6.375% 3/15/2033[1]	5,515	5,548
		845,276
Information technology 4.43%
Accenture Capital, Inc. 4.05% 10/4/2029	1,790	1,765
Accenture Capital, Inc. 4.25% 10/4/2031	734	721
Accenture Capital, Inc. 4.50% 10/4/2034	1,263	1,221
Acuris Finance US, Inc. 9.00% 8/1/2029[1]	26,640	25,889
Amphenol Corp. 5.00% 1/15/2035	26,909	26,876
Amphenol Corp. 5.375% 11/15/2054	8,521	8,403
ams-OSRAM AG 12.25% 3/30/2029[1]	4,775	4,912
Analog Devices, Inc. 5.05% 4/1/2034	2,254	2,288
Analog Devices, Inc. 2.95% 10/1/2051	3,589	2,336
Analog Devices, Inc. 5.30% 4/1/2054	1,074	1,038
AppLovin Corp. 5.50% 12/1/2034	31,475	31,483
AppLovin Corp. 5.95% 12/1/2054	625	614
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	734	698
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	2,586	2,434
Broadcom Corp. 3.875% 1/15/2027	53	52
Broadcom, Inc. 5.05% 7/12/2029	2,849	2,889
Broadcom, Inc. 5.15% 11/15/2031	14,802	15,017
Broadcom, Inc. 4.55% 2/15/2032	6,095	5,950
Broadcom, Inc. 4.15% 4/15/2032[1]	7	7
Broadcom, Inc. 3.419% 4/15/2033[1]	8,380	7,464
Broadcom, Inc. 3.469% 4/15/2034[1]	18,007	15,858
Broadcom, Inc. 4.80% 10/15/2034	7,577	7,399
Cisco Systems, Inc. 4.95% 2/26/2031	1,985	2,025
Cisco Systems, Inc. 5.05% 2/26/2034	33,191	33,650
Cisco Systems, Inc. 5.10% 2/24/2035	3,022	3,065
Cisco Systems, Inc. 5.30% 2/26/2054	140	137
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	8,370	8,142
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	35,550	35,481
Cloud Software Group, Inc. 8.25% 6/30/2032[1]	16,455	16,749
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.799% 3/30/2029[3,4]	17,695	17,542
CommScope Technologies, LLC 5.00% 3/15/2027[1]	5,845	5,256
CommScope, LLC 8.25% 3/1/2027[1]	5,596	5,306
American Funds Multi-Sector Income Fund — Page 22 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
CommScope, LLC 7.125% 7/1/2028[1]	USD3,488	$3,090
CommScope, LLC 4.75% 9/1/2029[1]	5,156	4,590
Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	32,854	34,138
Ellucian Holdings, Inc. 6.50% 12/1/2029[1]	6,685	6,591
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.075% 11/22/2032[3,4]	3,000	3,041
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[3,4,7]	15,821	15,900
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[3,4,7]	431	433
Gartner, Inc. 3.75% 10/1/2030[1]	2,540	2,345
Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	48,129	47,948
Hughes Satellite Systems Corp. 6.625% 8/1/2026	5,301	4,380
ION Trading Technologies SARL 9.50% 5/30/2029[1]	29,345	29,603
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.568% 2/24/2033[3,4]	6,975	6,982
Microchip Technology, Inc. 5.05% 3/15/2029	14,835	14,941
Microchip Technology, Inc. 5.05% 2/15/2030	17,252	17,233
NCR Atleos Corp. 9.50% 4/1/2029[1]	10,964	11,898
Oracle Corp. 5.25% 2/3/2032	2,950	2,989
Oracle Corp. 5.50% 8/3/2035	46,151	46,538
Roper Technologies, Inc. 4.90% 10/15/2034	11,732	11,472
ServiceNow, Inc. 1.40% 9/1/2030	6,118	5,165
Shift4 Payments, LLC 6.75% 8/15/2032[1]	6,490	6,547
Synopsys, Inc. 5.15% 4/1/2035	96,570	97,115
Synopsys, Inc. 5.70% 4/1/2055	50,569	50,246
UKG, Inc. 6.875% 2/1/2031[1]	30,100	30,557
Unisys Corp. 6.875% 11/1/2027[1]	1,970	1,924
Viasat, Inc. 5.625% 4/15/2027[1]	13,580	13,046
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[2,7,8]	18,265	17,900
		779,279
Consumer staples 4.12%
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	5,460	5,031
Altria Group, Inc. 5.625% 2/6/2035	22,399	22,612
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	3,220	3,242
B&G Foods, Inc. 5.25% 9/15/2027	5,910	5,549
B&G Foods, Inc. 8.00% 9/15/2028[1]	8,830	8,883
BAT Capital Corp. 5.834% 2/20/2031	1,084	1,128
BAT Capital Corp. 2.726% 3/25/2031	2,660	2,357
BAT Capital Corp. 5.35% 8/15/2032	1,525	1,534
BAT Capital Corp. 6.421% 8/2/2033	5,398	5,764
BAT Capital Corp. 6.00% 2/20/2034	10,840	11,302
BAT Capital Corp. 5.625% 8/15/2035	37,207	37,372
BAT Capital Corp. 5.65% 3/16/2052	2,300	2,120
BAT Capital Corp. 7.081% 8/2/2053	30,438	33,496
BAT Capital Corp. 6.25% 8/15/2055	1,164	1,162
Campbell’s Co. (The) 5.20% 3/21/2029	1,865	1,894
Campbell’s Co. (The) 5.40% 3/21/2034	1,440	1,452
Campbell’s Co. (The) 4.75% 3/23/2035	23,853	22,864
Campbell’s Co. (The) 5.25% 10/13/2054	2,845	2,593
Central Garden & Pet Co. 4.125% 10/15/2030	3,485	3,172
American Funds Multi-Sector Income Fund — Page 23 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Central Garden & Pet Co. 4.125% 4/30/2031[1]	USD17,690	$15,850
Coca-Cola Co. 5.00% 5/13/2034	7,199	7,347
Coca-Cola Co. 4.65% 8/14/2034	1,793	1,784
Coca-Cola Co. 5.20% 1/14/2055	12,322	11,884
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	10,369	10,631
Constellation Brands, Inc. 2.875% 5/1/2030	1,040	944
Constellation Brands, Inc. 2.25% 8/1/2031	20,085	17,029
Constellation Brands, Inc. 4.75% 5/9/2032	2,744	2,679
Constellation Brands, Inc. 4.90% 5/1/2033	1,602	1,564
Coty, Inc. 6.625% 7/15/2030[1]	7,855	8,051
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	16,425	16,340
Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	6,320	6,531
Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]	6,595	6,794
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.575% 2/12/2031[3,4]	2,957	2,941
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	1,450	1,468
Imperial Brands Finance PLC 5.875% 7/1/2034[1]	19,816	20,088
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	5,934	4,753
Ingles Markets, Inc. 4.00% 6/15/2031[1]	10,980	9,931
InRetail Consumer 3.25% 3/22/2028[1]	1,100	1,041
Kroger Co. 5.00% 9/15/2034	1,154	1,128
Kroger Co. 5.50% 9/15/2054	4,039	3,813
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	5,145	3,905
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	7,730	7,209
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	735	672
MARB BondCo PLC 3.95% 1/29/2031	15,840	13,668
MARB BondCo PLC 3.95% 1/29/2031[1]	1,700	1,467
Mars, Inc. 4.80% 3/1/2030[1]	3,925	3,948
Mars, Inc. 5.00% 3/1/2032[1]	3,000	3,014
Mars, Inc. 4.75% 4/20/2033[1]	100	99
Mars, Inc. 5.20% 3/1/2035[1]	55,219	55,516
Mars, Inc. 5.65% 5/1/2045[1]	10,194	10,222
Mars, Inc. 5.70% 5/1/2055[1]	28,661	28,657
Mars, Inc. 5.80% 5/1/2065[1]	3,173	3,183
Minerva Luxembourg SA 8.875% 9/13/2033[1]	12,480	13,284
Minerva Luxembourg SA 8.875% 9/13/2033	4,715	5,019
Mondelez International, Inc. 4.75% 8/28/2034	461	451
Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028[1]	3,800	3,473
Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028	2,400	2,194
Performance Food Group, Inc. 5.50% 10/15/2027[1]	3,975	3,940
Performance Food Group, Inc. 4.25% 8/1/2029[1]	7,902	7,399
Performance Food Group, Inc. 6.125% 9/15/2032[1]	5,970	5,941
Philip Morris International, Inc. 5.125% 2/13/2031	728	741
Philip Morris International, Inc. 4.75% 11/1/2031	9,436	9,412
Philip Morris International, Inc. 5.75% 11/17/2032	3,636	3,808
Philip Morris International, Inc. 5.375% 2/15/2033	30,210	30,821
Philip Morris International, Inc. 5.625% 9/7/2033	7,841	8,136
Philip Morris International, Inc. 5.25% 2/13/2034	14,619	14,761
Philip Morris International, Inc. 4.90% 11/1/2034	43,129	42,394
Post Holdings, Inc. 5.50% 12/15/2029[1]	3,245	3,157
Post Holdings, Inc. 4.625% 4/15/2030[1]	12,401	11,595
Post Holdings, Inc. 6.25% 2/15/2032[1]	7,883	7,939
Post Holdings, Inc. 6.375% 3/1/2033[1]	29,035	28,623
Prestige Brands, Inc. 5.125% 1/15/2028[1]	5,175	5,091
American Funds Multi-Sector Income Fund — Page 24 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Prestige Brands, Inc. 3.75% 4/1/2031[1]	USD5,795	$5,202
Simmons Foods, Inc. 4.625% 3/1/2029[1]	5,690	5,282
Target Corp. 4.50% 9/15/2034	8,931	8,595
Target Corp. 5.00% 4/15/2035	2,300	2,291
TreeHouse Foods, Inc. 4.00% 9/1/2028	21,285	19,240
United Natural Foods, Inc. 6.75% 10/15/2028[1]	4,989	4,934
US Foods, Inc. 4.625% 6/1/2030[1]	7,920	7,529
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	6,650	6,530
		725,460
Real estate 3.55%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	5,405	4,425
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	11,390	8,530
Boston Properties, LP 2.45% 10/1/2033	5,747	4,504
Boston Properties, LP 6.50% 1/15/2034	13,573	14,319
Boston Properties, LP 5.75% 1/15/2035	39,233	38,854
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	9,170	9,105
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	3,240	2,805
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,050	3,110
Equinix, Inc. 1.45% 5/15/2026	1,510	1,460
Equinix, Inc. 2.90% 11/18/2026	68	66
Equinix, Inc. 1.55% 3/15/2028	105	96
Equinix, Inc. 3.20% 11/18/2029	75	70
Equinix, Inc. 2.15% 7/15/2030	12,785	11,215
Equinix, Inc. 3.40% 2/15/2052	819	556
ERP Operating, LP 4.65% 9/15/2034	1,485	1,424
FibraSOMA 4.375% 7/22/2031[1]	3,933	3,222
Fideicomiso Fibra Uno 7.70% 1/23/2032[1]	3,549	3,667
Fideicomiso Fibra Uno 8.25% 1/23/2037[1]	7,745	7,934
Forestar Group, Inc. 6.50% 3/15/2033[1]	7,560	7,408
Highwoods Realty, LP 7.65% 2/1/2034	15,730	17,565
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	2,836	2,754
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	9,845	8,992
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	7,370	6,568
Hudson Pacific Properties, LP 4.65% 4/1/2029	5,565	4,214
Hudson Pacific Properties, LP 3.25% 1/15/2030	17,955	12,392
Iron Mountain, Inc. 5.25% 3/15/2028[1]	2,115	2,069
Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,154	2,090
Iron Mountain, Inc. 5.25% 7/15/2030[1]	4,410	4,233
Iron Mountain, Inc. 4.50% 2/15/2031[1]	2,310	2,120
Iron Mountain, Inc. 6.25% 1/15/2033[1]	2,940	2,914
Kennedy-Wilson, Inc. 4.75% 3/1/2029	23,776	21,796
Kennedy-Wilson, Inc. 4.75% 2/1/2030	36,439	32,635
Kennedy-Wilson, Inc. 5.00% 3/1/2031	33,560	29,579
Kilroy Realty, LP 6.25% 1/15/2036	12,071	11,976
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	1,471	1,402
MPT Operating Partnership, LP 5.00% 10/15/2027	54,980	49,741
MPT Operating Partnership, LP 3.50% 3/15/2031	23,004	15,366
MPT Operating Partnership, LP 8.50% 2/15/2032[1]	63,459	64,694
Park Intermediate Holdings, LLC 5.875% 10/1/2028[1]	8,710	8,507
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	10,800	10,089
Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	8,865	8,772
Prologis, LP 4.75% 6/15/2033	3,745	3,675
Prologis, LP 5.125% 1/15/2034	3,379	3,389
American Funds Multi-Sector Income Fund — Page 25 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Prologis, LP 5.00% 3/15/2034	USD11,745	$11,683
Prologis, LP 5.00% 1/31/2035	3,605	3,580
Prologis, LP 5.25% 3/15/2054	2,245	2,131
Public Storage Operating Co. 1.95% 11/9/2028	417	383
Public Storage Operating Co. 2.25% 11/9/2031	7,895	6,775
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	780	763
Service Properties Trust 4.75% 10/1/2026	21,044	20,670
Service Properties Trust 4.95% 2/15/2027	8,984	8,756
Service Properties Trust 5.50% 12/15/2027	3,925	3,789
Service Properties Trust 3.95% 1/15/2028	27,352	24,826
Service Properties Trust 8.375% 6/15/2029	7,580	7,584
Service Properties Trust 4.95% 10/1/2029	34,354	28,411
Service Properties Trust 4.375% 2/15/2030	30,146	23,317
Service Properties Trust 8.625% 11/15/2031[1]	11,710	12,361
VICI Properties, LP 4.625% 6/15/2025[1]	2,816	2,818
VICI Properties, LP 4.95% 2/15/2030	6,970	6,916
VICI Properties, LP 4.125% 8/15/2030[1]	702	662
VICI Properties, LP 5.625% 4/1/2035	8,093	8,053
		623,780
Total corporate bonds, notes & loans		11,714,873
Mortgage-backed obligations 14.83% Commercial mortgage-backed securities 10.74%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055[4,10]	12,268	11,736
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.598% 5/15/2053[4,10]	500	458
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.167% 11/10/2029[1,4,10]	19,047	19,595
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.824% 7/15/2049[4,10]	3,445	3,339
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[10]	10	10
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[4,10]	9,389	9,912
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[4,10]	5,758	5,921
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.744% 11/15/2032[4,10]	7,260	6,983
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032[4,10]	8,068	7,991
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class A5, 5.053% 9/15/2034[10]	16,983	17,003
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class C, 5.875% 10/15/2034[4,10]	3,145	3,135
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.504% 12/15/2052[4,10]	6,761	5,788
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[10]	10	10
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.152% 8/15/2055[4,10]	5,080	4,729
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,10]	5,438	5,606
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.28% 2/15/2056[4,10]	3,005	3,010
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[4,10]	6,833	7,053
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[4,10]	6,581	6,822
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[4,10]	3,955	4,202
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.605% 12/15/2056[4,10]	3,255	3,434
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056[4,10]	559	596
Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 6.967% 5/15/2057[4,10]	2,614	2,703
Bank Commercial Mortgage Trust, Series 2024-BNK47, Class A5, 5.716% 6/15/2057[10]	23,739	24,873
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057[4,10]	2,252	2,320
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[4,10]	9,932	10,218
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class C, 6.322% 11/15/2057[4,10]	7,222	7,363
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057[4,10]	5,726	5,883
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057[4,10]	5,572	5,784
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class C, 6.303% 12/15/2057[4,10]	7,278	7,446
American Funds Multi-Sector Income Fund — Page 26 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 3.983% 9/15/2060[4,10]	USD2,442	$2,146
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[10]	3,870	3,298
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.211% 5/15/2062[4,10]	1,935	1,586
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[4,10]	3,740	3,138
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.35% 1/15/2063[4,10]	6,057	5,210
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[4,10]	8,970	7,414
Bank5, Series 2025-5YR14, Class C, 6.463% 4/15/2058[4,10]	4,364	4,364
Bank5, Series 2025-5YR14, Class B, 6.474% 4/15/2058[4,10]	9,781	10,074
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.238% 3/15/2037[1,4,10]	3,286	3,120
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055[4,10]	8,527	7,040
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[4,10]	10,648	9,982
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.151% 12/15/2055[4,10]	11,933	12,166
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,10]	14,288	14,920
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056[4,10]	7,743	8,033
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.613% 7/15/2056[4,10]	6,861	7,081
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[10]	759	758
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class A5, 5.829% 5/15/2057[10]	29,677	31,273
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[4,10]	1,567	1,553
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[4,10]	6,511	6,722
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[4,10]	6,326	6,616
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class A5, 5.403% 9/15/2057[10]	38,664	39,608
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057[10]	4,600	4,509
Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057[4,10]	5,555	5,692
Barclays Commercial Mortgage Securities, LLC, Series 24-C30, Class A5, 5.532% 11/15/2057[4,10]	25,716	26,549
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057[4,10]	2,738	2,840
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class C, 6.151% 11/15/2057[4,10]	3,200	3,223
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class C, 5.756% 12/15/2057[10]	2,474	2,452
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class C, 5.981% 3/15/2058[4,10]	3,803	3,834
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058[4,10]	5,357	5,574
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class C, 6.125% 2/15/2062[10]	13,689	13,753
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[10]	12,472	13,040
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[10]	25	24
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.305% 2/15/2051[4,10]	2,905	2,625
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[10]	10	10
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[4,10]	1,445	1,321
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[4,10]	10	10
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052[4,10]	4,840	4,219
Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054[4,10]	1,500	1,083
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[10]	5,325	4,221
Benchmark Mortgage Trust, Series 2021-B28, Class B, 2.244% 8/15/2054[4,10]	7,260	5,782
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[4,10]	1,753	1,598
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055[4,10]	11,871	9,470
Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.594% 5/15/2055[4,10]	1,935	1,627
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2055[4,10]	13,297	13,771
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[4,10]	7,986	8,177
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[4,10]	7,260	6,902
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056[4,10]	21,893	22,736
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[10]	6,283	6,509
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[4,10]	4,000	4,109
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056[4,10]	6,914	7,227
Benchmark Mortgage Trust, Series 2023-B40, Class C, 7.406% 12/15/2056[4,10]	2,805	2,950
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[10]	4,555	4,731
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[4,10]	1,155	1,195
American Funds Multi-Sector Income Fund — Page 27 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2024-V8, Class C, 6.948% 7/15/2057[4,10]	USD12,400	$12,874
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.948% 7/15/2057[4,10]	5,965	6,327
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[10]	20	18
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057[10]	4,404	4,576
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.677% 9/15/2057[4,10]	6,195	6,124
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057[4,10]	5,805	5,869
Benchmark Mortgage Trust, Series 2024-V11, Class C, 6.295% 11/15/2057[10]	10,991	11,042
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057[4,10]	4,710	4,886
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057[4,10]	2,000	2,058
Benchmark Mortgage Trust, Series 2025-V13, Class C, 5.908% 2/15/2058[4,10]	5,415	5,398
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.91% 3/15/2041[1,4,10]	6,193	6,161
BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[4,10]	2,981	3,002
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,10]	10,176	10,632
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[4,10]	4,297	4,442
BMO Mortgage Trust, Series 2023-5C2, Class C, 7.244% 11/15/2056[4,10]	2,887	3,001
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,10]	666	601
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[4,10]	3,598	3,729
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.746% 2/15/2057[4,10]	5,018	5,272
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[4,10]	2,295	2,371
BMO Mortgage Trust, Series 2024-5C5, Class C, 6.879% 2/15/2057[4,10]	8,162	8,518
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.019% 5/15/2057[4,10]	11,524	11,852
BMO Mortgage Trust, Series 2024-C9, Class A5, 5.759% 7/15/2057[10]	26,715	27,988
BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057[4,10]	5,965	6,185
BMO Mortgage Trust, Series 2024-C9, Class C, 6.38% 7/15/2057[4,10]	7,223	7,366
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057[4,10]	6,536	6,575
BMO Mortgage Trust, Series 2024-C10, Class A5, 5.478% 11/15/2057[4,10]	29,008	29,831
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057[4,10]	3,830	3,891
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057[4,10]	4,337	4,269
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[4,10]	6,532	6,613
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057[4,10]	2,420	2,487
BMO Mortgage Trust, Series 2024-5C8, Class C, 5.744% 12/15/2057[4,10]	2,455	2,446
BMO Mortgage Trust, Series 2025-C11, Class C, 6.123% 2/15/2058[4,10]	2,072	2,081
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.708% 6/15/2041[1,4,10]	10,032	9,939
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.159% 8/15/2041[1,4,10]	6,345	6,364
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.259% 11/15/2026[1,4,10]	23,096	23,105
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.46% 6/15/2027[1,4,10]	9,680	9,710
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.209% 7/15/2029[1,4,10]	13,458	13,295
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.26% 5/15/2034[1,4,10]	7,730	7,706
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.809% 5/15/2034[1,4,10]	7,166	7,146
BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 5.322% 9/15/2034[1,4,10]	1,917	1,894
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.821% 9/15/2034[1,4,10]	1,823	1,797
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 6.021% 9/15/2034[1,4,10]	1,365	1,339
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.084% 9/15/2036[1,4,10]	4,270	4,218
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.434% 9/15/2036[1,4,10]	7,270	7,178
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.731% 10/15/2036[1,4,10]	10,404	10,378
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.08% 10/15/2036[1,4,10]	1,927	1,921
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 6.329% 10/15/2036[1,4,10]	2,720	2,709
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.158% 4/15/2037[1,4,10]	551	552
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.284% 11/15/2038[1,4,10]	2,556	2,548
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 6.631% 11/15/2038[1,4,10]	1,247	1,243
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 6.159% 2/15/2039[1,4,10]	3,000	2,964
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 6.28% 2/15/2039[1,4,10]	2,100	2,094
American Funds Multi-Sector Income Fund — Page 28 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 6.409% 2/15/2039[1,4,10]	USD3,870	$3,805
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 7.268% 8/15/2039[1,4,10]	7,591	7,575
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 7.408% 8/15/2039[1,4,10]	10,645	10,636
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.016% 8/15/2039[1,4,10]	6,589	6,575
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 9.012% 8/15/2039[1,4,10]	6,482	6,460
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 7.11% 10/15/2041[1,4,10]	5,328	5,339
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.862% 11/15/2041[1,4,10]	10,519	10,542
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.91% 11/15/2041[1,4,10]	5,934	5,933
BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.859% 11/15/2041[1,4,10]	7,591	7,553
BX Trust, Series 2019-OC11, Class C, 3.856% 12/9/2041[1,10]	1,090	1,012
BX Trust, Series 2019-OC11, Class D, 3.944% 12/9/2041[1,4,10]	2,251	2,068
BX Trust, Series 2025-BIO3, Class D, 6.961% 2/10/2042[1,4,10]	24,155	23,831
BX Trust, Series 2025-BIO3, Class C, 6.961% 2/10/2042[1,4,10]	1,787	1,819
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.1922%) 6.511% 3/15/2042[1,4,10]	12,538	12,479
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.911% 3/15/2042[1,4,10]	30,938	30,680
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,10]	4,985	4,522
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,10]	4,788	4,418
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.411% 3/15/2035[1,4,10]	13,300	13,304
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.507% 3/15/2035[1,4,10]	2,485	2,487
CALI Mortgage Trust., Series 24-SUN, Class C, (1-month USD CME Term SOFR + 2.79%) 7.109% 7/15/2041[1,4,10]	1,794	1,799
CALI Mortgage Trust., Series 24-SUN, Class D, (1-month USD CME Term SOFR + 3.63%) 7.946% 7/15/2041[1,4,10]	2,400	2,408
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.346% 8/15/2026[1,4,10]	7,444	7,451
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[10]	10	10
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.469% 9/15/2028[1,4,10]	11,593	11,605
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028[1,4,10]	12,593	12,611
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040[1,4,10]	27,313	26,953
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,4,10]	2,450	2,455
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[4,10]	1,466	1,416
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.20% 4/10/2048[4,10]	2,575	2,362
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,10]	1,775	1,502
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.875% 5/15/2054[4,10]	2,905	2,638
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[10]	181	180
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.683% 11/10/2046[1,4,10]	5,805	4,581
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.751% 4/10/2047[4,10]	460	433
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047[10]	108	103
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.361% 12/10/2047[4,10]	275	271
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.463% 10/10/2048[4,10]	7,775	7,651
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.463% 10/10/2048[4,10]	860	800
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[10]	25	24
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 7/10/2050[4,10]	250	246
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057[4,10]	1,000	854
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class C, 5.728% 8/12/2043[1,4,10]	1,935	1,818
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043[1,4,10]	18,967	17,279
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[1,4,10]	21,951	22,097
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[1,4,10]	3,950	4,076
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039[1,4,10]	2,040	2,062
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039[1,4,10]	1,834	1,854
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.134% 7/15/2038[1,4,10]	2,080	2,079
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.684% 7/15/2038[1,4,10]	7,294	7,294
American Funds Multi-Sector Income Fund — Page 29 of 50

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.296% 2/10/2056[4,10]	USD7,192	$7,339
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.296% 2/10/2056[4,10]	2,822	2,855
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.569% 12/15/2029[1,4,10]	12,195	12,243
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C, 8.121% 11/10/2039[1,4,10]	8,898	9,208
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.08% 11/10/2039[1,4,10]	9,580	10,012
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.71% 3/15/2039[1,4,10]	8,954	8,972
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.209% 3/15/2039[1,4,10]	7,194	7,211
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041[1,4,10]	7,102	7,158
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041[1,4,10]	9,123	9,160
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041[1,4,10]	13,085	13,341
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[10]	200	199
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051[4,10]	3,870	3,664
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[10]	4,224	3,451
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.362% 3/15/2042[1,4,10]	1,407	1,403
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.911% 3/15/2042[1,4,10]	9,506	9,484
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.61% 3/15/2042[1,4,10]	12,734	12,713
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.26% 5/15/2037[1,4,10]	9,680	9,676
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.759% 5/15/2037[1,4,10]	6,424	6,422
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,10]	1,230	1,202
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[1,4,10]	13,022	13,220
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,4,10]	3,052	3,117
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039[1,4,10]	7,596	7,779
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.34% 1/13/2040[1,4,10]	500	510
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.678% 1/13/2040[1,4,10]	25,854	26,146
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.55% 3/15/2042[1,4,10]	15,000	14,935
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 7.15% 3/15/2042[1,4,10]	23,700	23,582
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,10]	1,750	1,553
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[1,4,10]	437	378
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.912% 11/15/2039[1,4,10]	8,913	8,919
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 6.261% 11/15/2039[1,4,10]	16,360	16,377
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.561% 11/15/2039[1,4,10]	5,469	5,476
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class D, (1-month USD CME Term SOFR + 2.791%) 7.11% 11/15/2039[1,4,10]	10,981	11,004
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.609% 12/15/2039[1,4,10]	19,650	19,742
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.857% 12/15/2039[1,4,10]	17,000	16,946
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.667% 3/10/2050[1,4,10]	1,670	1,526
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2041[1,4,10]	4,475	4,521
Morgan Stanley BAML Trust, Series 2025-5C1, Class C, 6.859% 3/15/2030[4,10]	5,093	5,202
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[10]	2,236	2,180
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,10]	3,471	3,394
American Funds Multi-Sector Income Fund — Page 30 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.538% 10/15/2048[4,10]	USD74	$72
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050[10]	45	44
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.648% 11/15/2052[4,10]	5,130	4,652
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[4,10]	4,421	4,658
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[4,10]	4,456	4,611
MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 6.876% 12/15/2056[4,10]	12,876	14,051
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.018% 12/15/2056[4,10]	2,469	2,670
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 7.704% 10/25/2049[1,4,10]	1,228	1,250
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.204% 3/25/2050[1,4,10]	9,011	9,171
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.34% 11/25/2053[1,4,10]	8,934	9,301
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.84% 11/25/2053[1,4,10]	25,780	29,010
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 8.09% 1/25/2051[1,4,10]	2,640	2,750
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 8.34% 11/25/2051[1,4,10]	3,500	3,648
NY Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.76% 2/15/2042[1,4,10]	5,297	5,265
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.286% 2/10/2047[1,4,10]	2,519	2,589
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.533% 2/10/2047[1,4,10]	2,383	2,436
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 5.761% 2/10/2047[1,4,10]	2,756	2,819
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 6.202% 2/15/2042[1,4,10]	3,935	3,907
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,10]	3,445	3,235
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,10]	3,000	2,662
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.06% 5/15/2039[1,4,10]	5,875	5,870
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.584% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,10]	2,275	2,244
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.934% 5/15/2038[1,4,10]	1,774	1,720
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 6.234% 5/15/2038[1,4,10]	2,905	2,781
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.919% 10/15/2041[1,4,10]	13,814	13,860
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.36% 7/15/2036[1,4,10]	6,196	6,156
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.513% 11/15/2038[1,4,10]	1,361	1,353
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.763% 11/15/2038[1,4,10]	1,829	1,819
SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 6.012% 11/15/2038[1,4,10]	2,202	2,190
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.269% 1/15/2039[1,4,10]	15,398	15,100
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 7.019% 1/15/2039[1,4,10]	10,693	10,325
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.96% 3/15/2042[1,4,10]	9,472	9,393
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.659% 3/15/2042[1,4,10]	42,739	42,251
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.38% 8/15/2050[4,10]	3,065	2,860
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048[4,10]	1,000	992
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,10]	3,015	3,002
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,10]	7,199	7,172
American Funds Multi-Sector Income Fund — Page 31 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[4,10]	USD6,158	$5,938
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[10]	25	24
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.299% 10/15/2050[4,10]	4,914	4,493
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[10]	2,808	2,646
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[10]	1,935	1,634
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class C, 6.803% 7/15/2057[4,10]	5,285	5,489
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057[4,10]	9,535	9,980
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057[4,10]	4,052	4,031
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,10]	3,446	3,248
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.496% 9/17/2057[4,10]	3,970	3,904
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class C, 6.334% 11/15/2057[4,10]	5,012	5,109
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.334% 11/15/2057[4,10]	1,448	1,500
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class C, 6.232% 1/15/2058[4,10]	10,865	10,956
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.56% 9/15/2058[4,10]	6,535	6,412
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.56% 9/15/2058[4,10]	110	103
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.942% 1/15/2059[4,10]	5,575	5,402
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057[4,10]	3,254	3,107
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.108% 11/15/2027[1,4,10]	14,738	14,744
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[1,4,10]	10,053	10,267
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037[1,4,10]	4,452	4,538
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037[1,4,10]	8,703	8,898
		1,888,855
Federal agency mortgage-backed obligations 2.31%
Fannie Mae Pool #MA5139 6.00% 9/1/2053[10]	6,663	6,771
Fannie Mae Pool #FS8005 6.00% 5/1/2054[10]	57,102	58,576
Fannie Mae Pool #MA5354 6.00% 5/1/2054[10]	26,654	27,099
Fannie Mae Pool #MA5421 6.00% 7/1/2054[10]	55,709	56,615
Fannie Mae Pool #FS8600 6.00% 7/1/2054[10]	13,840	14,159
Fannie Mae Pool #MA5471 6.00% 9/1/2054[10]	27,410	27,855
Fannie Mae Pool #MA5615 6.00% 2/1/2055[10]	6,296	6,398
Fannie Mae Pool #MA5647 6.00% 3/1/2055[10]	2,014	2,046
Freddie Mac Pool #SD8368 6.00% 10/1/2053[10]	23,852	24,239
Freddie Mac Pool #SD8402 6.00% 2/1/2054[10]	16,266	16,544
Freddie Mac Pool #SD8432 6.00% 5/1/2054[10]	46,453	47,243
Freddie Mac Pool #SD6800 6.00% 8/1/2054[10]	33,074	33,874
Freddie Mac Pool #SD8463 6.00% 9/1/2054[10]	21,988	22,346
Freddie Mac Pool #SD8507 6.00% 2/1/2055[10]	1,126	1,144
Uniform Mortgage-Backed Security 6.00% 4/1/2055[10,11]	32,753	33,271
Uniform Mortgage-Backed Security 6.00% 5/1/2055[10,11]	27,082	27,479
		405,659
Collateralized mortgage-backed obligations (privately originated) 1.78%
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,10]	865	800
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,4,10]	132	123
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,10]	1,347	1,228
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,10]	6,514	6,388
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,4,10]	995	986
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034[1,4,10]	1,964	1,832
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034[1,4,10]	1,289	1,228
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,4,10]	1,103	1,062
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,4,10]	9,390	9,172
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,2,10]	13,134	12,678
American Funds Multi-Sector Income Fund — Page 32 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[10]	USD176	$172
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,10]	44	43
Credit Suisse Mortgage Trust, Series 2020-NET, Class B, 2.816% 8/15/2037[1,10]	2,200	2,157
FARM Mortgage Trust, Series 2024-1, Class B, 5.112% 10/1/2053[1,4,10]	4,541	3,968
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.593% 8/1/2054[1,4,10]	3,349	2,974
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.69% 5/25/2042[1,4,10]	1,400	1,455
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.49% 9/25/2042[1,4,10]	249	251
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.04% 9/25/2042[1,4,10]	1,460	1,536
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, (30-day Average USD-SOFR + 7.614%) 11.954% 9/25/2049[1,4,10]	1,250	1,426
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.704% 1/25/2050[1,4,10]	3,000	3,296
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.254% 2/25/2050[1,4,10]	10,867	11,800
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.804% 6/25/2050[1,4,10]	11,960	15,617
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 14.454% 7/25/2050[1,4,10]	4,000	5,327
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.454% 8/25/2050[1,4,10]	23,335	31,158
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.824% 10/25/2050[1,4,10]	10,498	14,473
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.99% 12/25/2050[1,4,10]	6,575	7,501
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047[1,4,10]	21,158	21,130
IRV Trust, Series 2025-200P, Class B, 5.44% 3/14/2047[1,4,10]	17,420	17,151
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047[1,4,10]	13,577	13,425
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,2,10]	1,945	1,963
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,2,10]	1,578	1,591
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 7.00% 2/25/2061 (8.00% on 4/27/2026)[1,2,10]	8,024	8,030
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061[1,10]	647	647
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,2,10]	1,919	1,915
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,4,10]	32	31
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032[1,2,10]	23,342	23,407
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,10]	5,478	5,099
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,10]	5,504	5,045
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,10]	2,964	2,679
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,10]	2,568	2,303
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,10]	6,693	6,184
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,10]	2,266	2,071
Progress Residential Trust, Series 2025-SFR1, Class D, 3.65% 2/17/2042[1,10]	8,706	7,904
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,10]	34	34
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.769% 10/17/2041[1,4,10]	8,000	8,021
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.269% 10/17/2041[1,4,10]	13,143	13,223
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.21% 4/25/2057[1,4,10]	2,400	2,214
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,4,10]	2,477	2,393
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,4,10]	3,000	2,528
American Funds Multi-Sector Income Fund — Page 33 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,6]	USD18,381	$18,381
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,10]	904	903
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,10]	1,087	1,128
VM Fund I, LLC 8.625% 1/15/2028[1,6]	5,337	5,257
		313,308
Total mortgage-backed obligations		2,607,822
Bonds & notes of governments & government agencies outside the U.S. 6.59%
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	14,520	13,454
Abu Dhabi (Emirate of) 1.70% 3/2/2031[1]	12,390	10,672
Abu Dhabi (Emirate of) 1.875% 9/15/2031	8,520	7,283
Abu Dhabi (Emirate of) 3.875% 4/16/2050	21,585	16,870
Abu Dhabi (Emirate of) 5.50% 4/30/2054	3,100	3,114
Albania (Republic of) 5.90% 6/9/2028	EUR4,160	4,712
Albania (Republic of) 4.75% 2/14/2035	2,635	2,755
Angola (Republic of) 8.25% 5/9/2028	USD2,500	2,333
Angola (Republic of) 8.00% 11/26/2029	20,730	18,429
Angola (Republic of) 8.75% 4/14/2032	23,325	20,103
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]	9,058	6,635
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[2]	45,701	28,670
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	2,000	2,041
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR900	924
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[1]	USD11,330	11,432
Bank Gospodarstwa Krajowego 6.25% 7/9/2054	2,000	2,018
Brazil (Federative Republic of) 4.75% 1/14/2050	11,905	8,420
Chile (Republic of) 3.10% 5/7/2041	10,485	7,724
Colombia (Republic of) 4.50% 3/15/2029	300	283
Colombia (Republic of) 3.00% 1/30/2030	12,048	10,241
Colombia (Republic of) 3.25% 4/22/2032	10,375	8,086
Colombia (Republic of) 8.00% 4/20/2033	16,425	16,907
Colombia (Republic of) 7.50% 2/2/2034	10,575	10,487
Colombia (Republic of) 8.00% 11/14/2035	10,460	10,533
Colombia (Republic of) 7.75% 11/7/2036	8,095	7,871
Colombia (Republic of) 5.625% 2/26/2044	902	675
Colombia (Republic of) 5.00% 6/15/2045	10,784	7,271
Colombia (Republic of) 5.20% 5/15/2049	200	134
Colombia (Republic of) 4.125% 5/15/2051	400	228
Colombia (Republic of) 8.375% 11/7/2054	8,685	8,316
Costa Rica (Republic of) 6.125% 2/19/2031	4,228	4,286
Costa Rica (Republic of) 6.125% 2/19/2031[1]	1,700	1,723
Costa Rica (Republic of) 7.00% 4/4/2044	1,200	1,221
Cote d’Ivoire (Republic of) 8.075% 4/1/2036[1]	8,300	7,966
Dominican Republic 4.50% 1/30/2030	7,978	7,481
Dominican Republic 4.50% 1/30/2030[1]	5,604	5,255
Dominican Republic 7.05% 2/3/2031[1]	1,850	1,918
Dominican Republic 4.875% 9/23/2032	6,775	6,167
Dominican Republic 5.30% 1/21/2041	1,276	1,076
Dominican Republic 5.30% 1/21/2041[1]	412	348
Dominican Republic 5.875% 1/30/2060	8,072	6,831
Egypt (Arab Republic of) 5.80% 9/30/2027	2,920	2,738
Egypt (Arab Republic of) 7.60% 3/1/2029	1,075	1,027
Egypt (Arab Republic of) 8.625% 2/4/2030[1]	6,580	6,376
Egypt (Arab Republic of) 5.875% 2/16/2031	13,575	11,182
American Funds Multi-Sector Income Fund — Page 34 of 50

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 5.875% 2/16/2031[1]	USD4,380	$3,608
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	2,100	1,817
Egypt (Arab Republic of) 7.625% 5/29/2032	1,500	1,298
Egypt (Arab Republic of) 9.45% 2/4/2033[1]	4,800	4,536
Egypt (Arab Republic of) 8.50% 1/31/2047	1,805	1,371
Egypt (Arab Republic of) 7.903% 2/21/2048	940	674
Egypt (Arab Republic of) 8.70% 3/1/2049	2,810	2,157
Egypt (Arab Republic of) 8.75% 9/30/2051	7,260	5,578
Egypt (Arab Republic of) 8.15% 11/20/2059	13,170	9,436
Egypt (Arab Republic of) 7.50% 2/16/2061	24,025	16,096
Export-Import Bank of India 3.25% 1/15/2030	10,745	9,973
Gabonese Republic 7.00% 11/24/2031[1]	6,000	4,698
Gabonese Republic 7.00% 11/24/2031	6,000	4,698
Georgia (Republic of) 2.75% 4/22/2026[1]	2,880	2,759
Georgia (Republic of) 2.75% 4/22/2026	2,667	2,555
Honduras (Republic of) 6.25% 1/19/2027	18,384	18,167
Honduras (Republic of) 5.625% 6/24/2030	17,320	15,623
Honduras (Republic of) 5.625% 6/24/2030[1]	3,425	3,089
Hungary, 6.25% 9/22/2032[1]	4,500	4,644
Hungary, Series Y, 4.50% 6/16/2034	EUR2,905	3,069
Indonesia (Republic of) 6.625% 2/17/2037	USD19,650	21,649
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[1]	4,495	4,419
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030[1]	935	865
Kazakhstan (Republic of) 4.875% 10/14/2044	3,200	2,964
Kenya (Republic of) 7.25% 2/28/2028	8,670	8,359
Kenya (Republic of) 8.00% 5/22/2032	2,000	1,800
Kenya (Republic of) 9.50% 3/5/2036[1]	1,285	1,180
Kenya (Republic of) 8.25% 2/28/2048	200	159
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	8,710	8,988
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	1,070	997
Morocco (Kingdom of) 5.95% 3/8/2028	6,100	6,204
Morocco (Kingdom of) 3.875% 4/2/2029	EUR3,250	3,506
Mozambique (Republic of) 9.00% 9/15/2031	USD20,675	16,982
Nigeria (Republic of) 7.875% 2/16/2032	37,495	33,407
Nigeria (Republic of) 8.25% 9/28/2051[1]	14,520	11,395
Oman (Sultanate of) 6.75% 10/28/2027	7,115	7,392
Oman (Sultanate of) 5.625% 1/17/2028	10,745	10,834
Oman (Sultanate of) 6.00% 8/1/2029	7,260	7,461
Oman (Sultanate of) 6.75% 1/17/2048	5,600	5,797
Pakistan (Islamic Republic of) 6.875% 12/5/2027	1,650	1,507
Panama (Republic of) 7.125% 1/29/2026	200	204
Panama (Republic of) 3.16% 1/23/2030	400	350
Panama (Republic of) 2.252% 9/29/2032	15,775	11,538
Panama (Republic of) 6.875% 1/31/2036	10,310	9,941
Panama (Republic of) 8.00% 3/1/2038	3,416	3,527
Panama (Republic of) 4.50% 4/16/2050	12,583	8,033
Panama (Republic of) 4.30% 4/29/2053	2,800	1,713
Panama (Republic of) 6.853% 3/28/2054	8,710	7,641
Panama (Republic of) 4.50% 4/1/2056	1,936	1,185
Panama (Republic of) 3.87% 7/23/2060	8,032	4,329
Panama (Republic of) 4.50% 1/19/2063	12,914	7,889
Paraguay (Republic of) 2.739% 1/29/2033	6,775	5,618
Peru (Republic of) 2.783% 1/23/2031	1,200	1,055
Peru (Republic of) 3.00% 1/15/2034	16,830	14,002
Peru (Republic of) 6.55% 3/14/2037	9,195	9,834
American Funds Multi-Sector Income Fund — Page 35 of 50

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 3.55% 3/10/2051	USD1,200	$828
Peru (Republic of) 5.875% 8/8/2054	4,625	4,489
Peru (Republic of) 2.78% 12/1/2060	14,904	8,135
PETRONAS Capital, Ltd. 3.50% 4/21/2030	9,390	8,864
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,300	1,227
PETRONAS Capital, Ltd. 5.34% 4/3/2035[1]	3,925	3,954
PETRONAS Capital, Ltd. 4.55% 4/21/2050[1]	800	681
Philippines (Republic of) 3.00% 2/1/2028	8,035	7,714
Philippines (Republic of) 1.648% 6/10/2031	1,200	1,000
Philippines (Republic of) 3.95% 1/20/2040	8,905	7,577
Philippines (Republic of) 3.70% 2/2/2042	2,500	1,992
Philippines (Republic of) 2.95% 5/5/2045	6,287	4,281
Philippines (Republic of) 2.65% 12/10/2045	4,700	3,014
Philippines (Republic of) 3.20% 7/6/2046	12,763	8,960
Philippines (Republic of) 4.20% 3/29/2047	4,000	3,335
Poland (Republic of) 4.875% 10/4/2033	10,360	10,214
Poland (Republic of) 5.50% 3/18/2054	2,905	2,729
Qatar (State of) 3.75% 4/16/2030[1]	9,185	8,908
Qatar (State of) 4.625% 6/2/2046	1,500	1,368
Qatar (State of) 5.103% 4/23/2048	1,600	1,535
Qatar (State of) 4.817% 3/14/2049	13,165	12,091
Qatar (State of) 4.40% 4/16/2050[1]	7,355	6,320
Republika Srpska 4.75% 4/27/2026	EUR835	875
Romania 5.375% 3/22/2031	17,525	18,803
Romania 2.00% 1/28/2032	7,260	6,229
Romania 2.00% 1/28/2032	3,195	2,741
Romania 2.00% 4/14/2033	2,635	2,124
Romania 6.375% 1/30/2034[1]	USD12,288	11,873
Romania 6.375% 1/30/2034	5,750	5,556
Romania 3.50% 4/3/2034	EUR30	26
Romania 6.00% 9/24/2044	1,450	1,416
Romania 5.125% 6/15/2048	USD2,804	2,130
Romania 5.125% 6/15/2048[1]	300	228
Saudi Arabia (Kingdom of) 5.375% 1/13/2031[1]	5,110	5,239
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	7,745	7,697
Saudi Arabia (Kingdom of) 5.625% 1/13/2035[1]	5,800	5,966
Saudi Arabia (Kingdom of) 5.00% 1/18/2053[1]	14,230	12,226
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	20,615	19,689
Senegal (Republic of) 4.75% 3/13/2028	EUR7,355	6,927
Senegal (Republic of) 4.75% 3/13/2028	1,500	1,413
Senegal (Republic of) 6.25% 5/23/2033	USD1,100	823
Senegal (Republic of) 5.375% 6/8/2037	EUR4,625	3,347
Senegal (Republic of) 6.75% 3/13/2048	USD47,135	30,760
Sharjah (Emirate of) 4.625% 2/13/2032	EUR4,840	5,153
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[1]	USD7,455	7,361
South Africa (Republic of) 4.30% 10/12/2028	10,560	9,968
South Africa (Republic of) 5.875% 4/20/2032	6,000	5,711
South Africa (Republic of) 7.10% 11/19/2036[1]	1,600	1,553
South Africa (Republic of) 6.25% 3/8/2041	4,650	3,984
South Africa (Republic of) 5.65% 9/27/2047	10,285	7,613
South Africa (Republic of) 6.30% 6/22/2048	11,810	9,451
South Africa (Republic of) 5.75% 9/30/2049	8,460	6,240
Sri Lanka (Democratic Socialist Republic of) 4.00% 4/15/2028[1]	968	912
Sri Lanka (Democratic Socialist Republic of) 3.10% 1/15/2030 (3.35% on 7/15/2027)[1,2]	806	717
Sri Lanka (Democratic Socialist Republic of) 3.35% 3/15/2033 (3.60% on 9/15/2027)[1,2]	1,532	1,210
American Funds Multi-Sector Income Fund — Page 36 of 50

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Sri Lanka (Democratic Socialist Republic of) 3.60% 6/15/2035 (5.10% on 12/15/2027)[1,2]	USD1,068	$729
Sri Lanka (Democratic Socialist Republic of) 3.60% 5/15/2036 (3.85% on 11/15/2027)[1,2]	741	581
Sri Lanka (Democratic Socialist Republic of) 3.60% 2/15/2038 (3.85% on 8/15/2027)[1,2]	1,433	1,134
Turkey (Republic of) 7.625% 4/26/2029	2,450	2,524
Turkey (Republic of) 5.875% 6/26/2031	29,280	27,292
Turkey (Republic of) 7.125% 7/17/2032	2,000	1,966
Turkey (Republic of) 6.50% 9/20/2033	11,615	10,906
Turkey (Republic of) 6.00% 1/14/2041	15,680	12,869
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	27,295	19,064
United Mexican States 3.75% 1/11/2028	200	194
United Mexican States 4.50% 4/22/2029	17,520	17,035
United Mexican States 2.659% 5/24/2031	649	548
United Mexican States 4.75% 4/27/2032	17,925	16,719
United Mexican States 6.00% 5/7/2036	9,400	9,103
United Mexican States 6.875% 5/13/2037	18,150	18,615
United Mexican States 6.05% 1/11/2040	13,164	12,423
United Mexican States 4.75% 3/8/2044	200	155
United Mexican States 5.00% 4/27/2051	1,200	923
United Mexican States 6.338% 5/4/2053	7,835	7,141
United Mexican States 6.40% 5/7/2054	5,000	4,575
United Mexican States 7.375% 5/13/2055	4,310	4,413
United Mexican States 3.75% 4/19/2071	4,770	2,700
		1,159,572
Asset-backed obligations 5.80%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.914% 4/15/2034[1,4,10]	2,500	2,514
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,10]	2,055	2,088
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,10]	2,553	2,598
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 3/13/2028[1,10]	731	728
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,10]	1,200	1,205
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,10]	13,725	13,892
Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 5.943% 2/16/2050[1,10]	4,469	4,517
Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 6.576% 2/16/2050[1,10]	2,131	2,152
ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 6.15% 10/28/2034[1,4,10]	10,377	10,376
Atlas Senior Loan Fund, Ltd., CLO, Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.08%) 6.377% 10/20/2034[1,4,10]	6,645	6,628
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[1,10]	18,390	18,330
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029[1,10]	13,450	13,475
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029[1,10]	14,800	15,145
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[1,10]	8,333	8,274
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,10]	100	98
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,10]	1,062	1,020
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,10]	551	529
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,10]	8,000	7,707
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,10]	3,716	3,781
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,10]	9,063	9,272
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.462% 4/25/2034[1,4,10]	4,500	4,498
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,10]	105	104
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,10]	300	299
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,10]	4,583	4,422
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033[1,10]	1,420	1,375
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.923% 05/17/2031[1,4,10]	13,890	13,847
American Funds Multi-Sector Income Fund — Page 37 of 50

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,10]	USD1,814	$1,676
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,10]	551	513
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,10]	418	426
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[10]	1,790	1,811
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[10]	6,952	7,090
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[10]	8,369	8,497
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,10]	4,088	4,067
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[10]	104	101
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,10]	2,157	1,965
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,10]	181	173
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[1,10]	8,170	8,230
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032[1,10]	544	547
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,10]	309	284
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,10]	94	90
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,10]	13,992	14,059
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036[1,10]	18,610	18,688
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036[1,10]	1,114	1,120
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036[1,10]	450	453
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,10]	151	143
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,10]	198	186
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,10]	5,805	5,815
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,10]	1,176	1,188
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,10]	589	603
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,10]	3,267	3,317
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,10]	8,000	8,933
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,10]	3,100	3,234
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,10]	15,225	15,681
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,10]	6,000	6,019
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,10]	7,745	7,793
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[1,10]	9,680	10,041
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,10]	3,795	3,911
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,10]	4,374	4,563
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,10]	5,587	5,669
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,10]	36	35
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,10]	116	115
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,10]	9,159	9,334
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,10]	9,469	9,789
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,10]	93	86
EquipmentShare.com, Inc., Series 2024-2M, Class B, 6.43% 12/20/2032[1,10]	2,894	2,917
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029[1,10]	1,392	1,406
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029[1,10]	957	966
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[10]	106	105
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030[1,10]	9,863	11,262
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030[1,10]	4,243	4,594
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[10]	5,409	5,467
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,10]	12,466	13,555
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031[1,10]	18,459	19,898
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031[1,10]	29,214	31,620
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,10]	10,258	10,396
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,10]	12,642	12,726
Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48% 9/15/2032[1,10]	11,116	11,016
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,10]	300	300
American Funds Multi-Sector Income Fund — Page 38 of 50

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Fortress Credit BSL, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.143% 10/20/2032[1,4,10]	USD4,590	$4,590
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.29% 4/23/2036[1,4,10]	12,857	12,869
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,10]	81	77
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,10]	1,995	1,812
Generate CLO, Ltd., Series 2023-12, Class D, (3-month USD CME Term SOFR + 5.25%) 9.543% 7/20/2036[1,4,10]	2,000	2,014
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041[1,10]	1,168	1,079
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,10]	221	215
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,10]	250	240
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,10]	484	446
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,10]	2,638	2,704
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,10]	3,100	3,305
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,10]	6,660	7,214
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,10]	4,227	4,336
GLS Auto Receivables Trust, Series 2024-3A, Class E, 7.25% 6/16/2031[1,10]	4,943	4,950
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[1,10]	4,391	4,435
GLS Auto Receivables Trust, Series 2025-1A, Class E, 7.19% 3/15/2032[1,10]	2,172	2,159
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD CME Term SOFR + 1.464%) 5.785% 4/25/2035[1,4,10]	59	59
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,10]	10,827	10,827
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,10]	2,688	2,729
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,10]	6,554	6,686
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,10]	9,680	9,900
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,10]	9,556	9,116
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,10]	7,512	7,833
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,10]	4,777	5,007
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,10]	826	783
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027[1,10]	27,490	26,181
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,10]	1,744	1,774
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029[1,10]	6,596	6,630
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029[1,10]	2,828	2,835
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[1,10]	1,500	1,574
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031[1,10]	7,661	7,745
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031[1,10]	2,621	2,631
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,10]	5,315	5,265
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041[1,10]	7,390	6,604
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041[1,10]	4,070	3,807
KKR Financial CLO, Ltd., Series 40, Class CR, (3-month USD CME Term SOFR + 2.20%) 6.493% 10/20/2034[1,4,10]	3,000	3,007
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,10]	3,441	3,476
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,10]	958	972
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 7.955% 11/16/2034[1,4,10]	2,000	2,006
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028[1,10]	16,499	16,639
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,10]	15,142	15,248
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,10]	1,597	1,615
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[1,10]	5,435	5,517
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,10]	5,700	5,845
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,10]	3,139	2,924
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,10]	714	666
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,10]	1,889	1,653
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,10]	3,920	3,662
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[1,10]	5,500	5,035
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.405% 7/20/2034[1,4,10]	5,500	5,511
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,10]	14,793	15,230
American Funds Multi-Sector Income Fund — Page 39 of 50

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,10]	USD908	$926
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,10]	3,801	3,929
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,10]	1,543	1,538
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,10]	1,095	1,099
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031[1,10]	1,210	1,193
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031[1,10]	479	471
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.55% 10/25/2036[1,4,10]	5,133	5,172
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.45% 10/25/2036[1,4,10]	4,162	4,212
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[1,4,10]	19,467	19,433
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.90% 1/15/2033[1,4,10]	15,262	15,276
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.15% 1/15/2033[1,4,10]	9,680	9,658
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.95% 1/15/2033[1,4,10]	5,225	5,200
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,10]	5,026	5,098
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030[1,10]	1,500	1,599
Prestige Auto Receivables Trust, Series 2023-2, Class E, 9.90% 11/15/2030[1,10]	10,170	10,919
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,10]	2,050	2,096
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.903% 4/17/2036[1,4,10]	12,585	12,590
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 9.293% 7/20/2036[1,4,10]	10,530	10,598
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,10]	1,868	1,868
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,10]	13,384	13,439
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035[1,10]	996	1,020
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,10]	226	202
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,10]	3,879	3,448
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,10]	3,094	2,751
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053[1,10]	10,604	11,365
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,10]	1,034	980
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,10]	8,037	7,956
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,10]	29,616	31,043
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,10]	20,325	20,832
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,10]	12,379	12,531
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,10]	2,293	2,119
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,10]	1,084	1,042
Steele Creek CLO, Ltd., Series 2019-2A, Class CRR, (3-month USD CME Term SOFR + 1.80%) 6.118% 7/15/2032[1,4,10]	12,807	12,682
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 7.118% 7/15/2032[1,4,10]	8,918	8,898
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,10]	835	807
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,10]	659	630
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,10]	643	613
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,10]	7,028	6,940
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,10]	8,299	8,253
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054[1,10]	4,302	4,259
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,10]	1,575	1,519
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045[1,10]	1,735	1,644
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,10]	275	258
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,10]	248	228
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,10]	894	855
American Funds Multi-Sector Income Fund — Page 40 of 50

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,10]	USD1,465	$1,319
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,10]	272	257
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,10]	2,323	2,102
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,10]	10,645	10,922
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.793% 4/20/2034[1,4,10]	6,268	6,277
Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 8.043% 4/20/2034[1,4,10]	6,641	6,654
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 6.139% 4/20/2037[1,4,10]	3,804	3,808
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,10]	17,353	17,820
		1,019,132
U.S. Treasury bonds & notes 1.81% U.S. Treasury 1.81%
U.S. Treasury 3.875% 3/31/2027	8,894	8,891
U.S. Treasury 3.875% 3/15/2028[12]	41,632	41,627
U.S. Treasury 4.25% 6/30/2029	1,937	1,961
U.S. Treasury 4.00% 7/31/2029	814	816
U.S. Treasury 4.25% 1/31/2030	5,000	5,064
U.S. Treasury 4.00% 3/31/2030[12]	160,082	160,401
U.S. Treasury 4.625% 5/31/2031	2,095	2,161
U.S. Treasury 4.125% 3/31/2032	2,202	2,208
U.S. Treasury 4.375% 5/15/2034[12]	2,654	2,689
U.S. Treasury 4.25% 11/15/2034[12]	6,969	6,990
U.S. Treasury 4.625% 2/15/2035[12]	15,796	16,318
U.S. Treasury 4.75% 2/15/2045[12]	57,372	58,434
U.S. Treasury 4.75% 11/15/2053[12]	1,838	1,879
U.S. Treasury 4.25% 2/15/2054[12]	1,181	1,113
U.S. Treasury 4.50% 11/15/2054[12]	8,625	8,497
		319,049
Municipals 0.36% California 0.05%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	1,440	1,193
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	2,165	1,654
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	6,750	6,819
		9,666
Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	75	61
Illinois 0.02%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2034	150	150
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	3,890	3,171
American Funds Multi-Sector Income Fund — Page 41 of 50

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	USD85	$85
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	1,750	358
		3,764
Kansas 0.00%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 6/1/2025	395	394
Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	6,000	5,277
Puerto Rico 0.19%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[5]	60	33
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[5]	145	80
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[5,13]	700	389
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[5]	90	50
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[5]	1,415	785
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[5]	1,935	1,074
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[5]	140	78
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[5]	1,545	857
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[5]	550	305
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[5]	65	36
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[5]	80	45
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[5]	45	25
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[5]	155	86
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[5]	2,880	1,606
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[5]	485	270
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[5]	1,625	906
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[5]	460	256
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[5]	1,240	691
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[5]	4,415	2,461
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[5]	455	254
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[5]	455	254
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[5]	2,525	1,408
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[5]	1,660	925
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[2,5]	2,240	1,243
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021[5]	20	11
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[5]	520	289
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[5]	4,710	2,614
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[5]	1,000	558
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	488	490
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	968	1,003
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	953	1,021
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	925	1,017
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	877	860
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	789	754
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	677	640
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	920	843
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	957	836
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,129	775
American Funds Multi-Sector Income Fund — Page 42 of 50

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Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	USD3,504	$2,199
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	14,270	4,682
		32,709
Texas 0.06%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	12,100	10,285
Washington 0.01%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[1]	1,825	1,891
Total municipals		64,047
Total bonds, notes & other debt instruments (cost: $16,821,337,000)		16,884,495
Convertible bonds & notes 0.06% Information technology 0.05%
Microstrategy, Inc., convertible notes, 0% 12/1/2029[1]	10,000	8,110
Communication services 0.01%
EchoStar Corp., convertible notes, 3.875% PIK or 3.875% Cash 11/30/2030[8]	1,617	1,809
Total convertible bonds & notes (cost: $10,048,000)		9,919
Common stocks 0.57% Utilities 0.19%	Shares
Talen Energy Corp.[13]	157,687	31,485
Light SA, units[13]	4,560,228	2,244
		33,729
Consumer discretionary 0.15%
Aimbridge Acquisition Co., Inc.[6,13]	362,523	25,801
Party City Holdco, Inc.[6,13]	394,088	— [9]
Party City Holdco, Inc.[1,6,13]	3,934	— [9]
NMG Parent, LLC	281	— [9]
		25,801
Information technology 0.10%
Diebold Nixdorf, Inc.[13]	419,100	18,323
Energy 0.06%
New Fortress Energy, Inc., Class A13,14	1,081,186	8,985
Exxon Mobil Corp.	12,291	1,462
Mesquite Energy, Inc.[6,13]	127	7
		10,454
American Funds Multi-Sector Income Fund — Page 43 of 50

unaudited
Common stocks (continued) Health care 0.04%	Shares	Value (000)
Endo, Inc.[13]	292,781	$7,027
Endo GUC Trust, Class A1[1,6,13]	145,095	54
Endo, Inc., 1L 7.50% Escrow[6,13]	4,600,000	— [9]
Endo, Inc., 1L 6.125% Escrow[6,13]	3,610,000	— [9]
		7,081
Real estate 0.02%
WeWork, Inc.[6,13]	274,322	4,300
Materials 0.01%
Venator Materials PLC[6,13]	9,406	1,158
Communication services 0.00%
DSG TopCo, Inc.[13]	4,305	78
Intelsat SA	1	— [9]
		78
Total common stocks (cost: $111,811,000)		100,924
Preferred securities 0.06% Financials 0.06%
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares[6,7,8]	10,110	10,178
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,6,13]	5	7
Total preferred securities (cost: $9,963,000)		10,185
Short-term securities 1.60% Money market investments 1.60%
Capital Group Central Cash Fund 4.33%[15,16]	2,807,374	280,737
Total short-term securities (cost: $280,742,000)		280,737
Options purchased (equity style) 0.00%
Options purchased (equity style)*		252
Total options purchased (equity style) (cost: $232,000)		252
Total investment securities 98.29% (cost: $17,234,133,000)		17,286,512
Other assets less liabilities 1.71%		300,423
Net assets 100.00%		$17,586,935
American Funds Multi-Sector Income Fund — Page 44 of 50

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*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Call
3 Month SOFR Futures Option	660	12/11/2026	USD98.00	USD165,000	$252
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	9,772	7/3/2025	USD2,024,484	$3,774
5 Year U.S. Treasury Note Futures	Long	10,318	7/3/2025	1,115,956	6,218
10 Year Euro-Bund Futures	Short	227	6/10/2025	(31,622)	531
10 Year U.S. Treasury Note Futures	Long	2,488	6/30/2025	276,712	1,922
10 Year Ultra U.S. Treasury Note Futures	Short	16,790	6/30/2025	(1,916,159)	(24,027)
20 Year U.S. Treasury Note Futures	Long	3,440	6/30/2025	403,448	1,586
30 Year Euro-Buxl Futures	Short	7	6/10/2025	(903)	(1)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,846	6/30/2025	(225,673)	(1,769)
					$(11,766)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	131,482	EUR	124,805	Citibank	4/4/2025	$(3,499)
USD	15,828	EUR	14,479	HSBC Bank	4/15/2025	160
USD	4,063	EUR	3,756	Goldman Sachs	4/29/2025	(5)
						$(3,344)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD160,590	$(3,028)	$(3,267)	$239
American Funds Multi-Sector Income Fund — Page 45 of 50

unaudited
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[17] (000)	Value at 3/31/2025[18] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD821,200	$43,929	$55,117	$(11,188)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	286,300	14,818	14,089	729
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	147,747	2,663	2,922	(259)
					$61,410	$72,128	$(10,718)
Investments in affiliates16

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.60%
Money market investments 1.60%
Capital Group Central Cash Fund 4.33%[15]	$561,373	$976,663	$1,257,188	$(10)	$(101)	$280,737	$5,744
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[2,8]	10/22/2024-3/24/2025	$17,788	$17,900	0.10%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[3,4]	9/13/2023	15,563	15,900	0.09
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[3,4]	9/13/2023-3/13/2025	431	433	0.00 [19]
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares[6,8]	9/27/2024	9,958	10,178	0.06
Stillwater Mining Co. 4.00% 11/16/2026	2/8/2024-6/24/2024	9,522	9,704	0.06
Modec Finance BV 7.84% 7/15/2026[6]	7/28/2023	9,000	9,118	0.05
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	8,876	8,780	0.05
Total		$71,138	$72,013	0.41%

American Funds Multi-Sector Income Fund — Page 46 of 50

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,654,493,000, which represented 43.52% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $250,163,000, which represented 1.42% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Scheduled interest and/or principal payment was not received.
[6]	Value determined using significant unobservable inputs.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $72,013,000, which represented 0.41% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Amount less than one thousand.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Purchased on a TBA basis.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $107,219,000, which represented 0.61% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $8,985,000, which represented 0.05% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[15]	Rate represents the seven-day yield at 3/31/2025.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[19]	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Multi-Sector Income Fund — Page 47 of 50

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $22,461,667,000. The average month-end notional amount of futures contracts while held was $4,745,457,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $139,562,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $271,712,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Multi-Sector Income Fund — Page 48 of 50

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$11,693,051	$21,822	$11,714,873
Mortgage-backed obligations	—	2,584,184	23,638	2,607,822
Bonds & notes of governments & government agencies outside the U.S.	—	1,159,572	—	1,159,572
Asset-backed obligations	—	1,008,305	10,827	1,019,132
U.S. Treasury bonds & notes	—	319,049	—	319,049
Municipals	—	64,047	—	64,047
Convertible bonds & notes	—	9,919	—	9,919
Common stocks	67,282	2,322	31,320	100,924
Preferred securities	—	—	10,185	10,185
Short-term securities	280,737	—	—	280,737
Options purchased on futures (equity style)	252	—	—	252
Total	$348,271	$16,840,449	$97,792	$17,286,512

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,031	$—	$—	$14,031
Unrealized appreciation on open forward currency contracts	—	160	—	160
Unrealized appreciation on centrally cleared credit default swaps	—	968	—	968
Liabilities:
Unrealized depreciation on futures contracts	(25,797)	—	—	(25,797)
Unrealized depreciation on open forward currency contracts	—	(3,504)	—	(3,504)
Unrealized depreciation on centrally cleared credit default swaps	—	(11,447)	—	(11,447)
Total	$(11,766)	$(13,823)	$—	$(25,589)
*
Future contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
American Funds Multi-Sector Income Fund — Page 49 of 50

unaudited

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-126-0525
American Funds Multi-Sector Income Fund — Page 50 of 50